Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	William Blair Funds
Entity Central Index Key	0000822632
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
William Blair Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Growth Fund
Class Name	Class I
Trading Symbol	BGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class I	$ 96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.57% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 18.15% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 17.88%.
The Fund’s underperformance versus its benchmark was driven by stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. From a stock perspective, selection across multiple sectors including Information Technology and Health Care dampened results. The top individual detractors included ACV Auctions (Industrials), ServiceNow (Information Technology), UnitedHealth Group (Health Care), Chipotle Mexican Grill (Consumer Discretionary), and Copart (Industrials). The top individual contributors for the period included Cameco (Energy), Advanced Micro Devices (Information Technology), Uber Technologies (Industrials), Nvidia (Information Technology), as well as our underweight to Apple (Information Technology).
TOP PERFORMANCE CONTRIBUTORS
Cameco
is focused on the mining, trading, and processing of uranium, a key input into nuclear power generation. The stock outperformed as Cameco delivered strong results for the period, supported by higher sales and realized pricing. With global nuclear capacity expanding and uranium supplies tightening, we believe that the market outlook remains constructive. We believe that the company stands to benefit significantly from this demand surge, underpinned by nuclear energy’s essential role in the low-carbon transition.
Advanced Micro Devices
, a semiconductor company, delivered strong revenue on strength across its portfolio, bolstered by deep engagement across its CPU business as well as a partnership with OpenAI to deliver capacity through its GPUs and rack scale artificial intelligence (“AI”) solutions.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned
to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund Class I	10.57%	10.02%	14.27%
S&P 500 ® Index	17.88%	14.42%	14.82%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 228,365,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,748,000
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 228,365
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 1,748
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical
Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
NVIDIA Corp.	11.2%
Microsoft Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc.	4.9%
Mastercard, Inc.	4.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.0%
Advanced Micro Devices, Inc.	3.9%
Walmart, Inc.	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.2%
Microsoft Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc.	4.9%
Mastercard, Inc.	4.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.0%
Advanced Micro Devices, Inc.	3.9%
Walmart, Inc.	3.3%

William Blair Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Growth Fund
Class Name	Class N
Trading Symbol	WBGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class N	$ 126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.19% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 18.15% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 17.88%.
The Fund’s underperformance versus its
benchmark
was driven by stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. From a stock perspective, selection across multiple sectors including Information Technology and Health Care dampened results. The top individual detractors included ACV Auctions (Industrials), ServiceNow (Information Technology), UnitedHealth Group (Health Care), Chipotle Mexican Grill (Consumer Discretionary), and Copart (Industrials). The top individual contributors for the period included Cameco (Energy), Advanced Micro Devices (Information Technology), Uber Technologies (Industrials), Nvidia (Information Technology), as well as our underweight to Apple (Information Technology).
TOP PERFORMANCE CONTRIBUTORS
Cameco
is focused on the mining, trading, and processing of uranium, a key input into nuclear power generation. The stock outperformed as Cameco delivered strong results for the period, supported by higher sales and realized pricing. With global nuclear capacity expanding and uranium supplies tightening, we believe that the market outlook remains constructive. We believe that the company stands to benefit significantly from this demand surge, underpinned by nuclear energy’s essential role in the low-carbon transition.
Advanced Micro Devices
, a semiconductor company, delivered strong revenue on strength across its portfolio, bolstered by deep engagement across its CPU business as well as a partnership with OpenAI to deliver capacity through its GPUs and rack scale artificial intelligence (“AI”) solutions.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund Class N	10.19%	9.69%	13.94%
S&P 500 ® Index	17.88%	14.42%	14.82%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 228,365,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,748,000
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $ 000s )	$ 228,365
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 1,748
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund, representing
percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	11.2%
Microsoft Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc.	4.9%
Mastercard, Inc.	4.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.0%
Advanced Micro Devices, Inc.	3.9%
Walmart, Inc.	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.2%
Microsoft Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc.	4.9%
Mastercard, Inc.	4.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.0%
Advanced Micro Devices, Inc.	3.9%
Walmart, Inc.	3.3%

William Blair Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Growth Fund
Class Name	Class R6
Trading Symbol	BGFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Growth Fund Class R6	$ 92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.66% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 3000
®
Growth Index, which returned 18.15% and underperformed the S&P 500
®
Index, a broad measure of market performance, which returned 17.88%.
The Fund’s underperformance versus its benchmark was driven by stock-specific dynamics and style factors. From a style perspective, our typical bias towards small and mid-caps was a headwind. From a stock perspective, selection across multiple sectors including Information Technology and Health Care dampened results. The top individual detractors included ACV Auctions (Industrials), ServiceNow (Information Technology), UnitedHealth Group (Health Care), Chipotle Mexican Grill (Consumer Discretionary), and Copart (Industrials). The top individual contributors for the period included Cameco (Energy), Advanced Micro Devices (Information Technology), Uber Technologies (Industrials), Nvidia (Information Technology), as well as our underweight to Apple (Information Technology).
TOP PERFORMANCE CONTRIBUTORS
Cameco
is focused on the mining, trading, and processing of uranium, a key input into nuclear power generation. The stock outperformed as Cameco delivered strong results for the period, supported by higher sales and realized pricing. With global nuclear capacity expanding and uranium supplies tightening, we believe that the market outlook remains constructive. We believe that the company stands to benefit significantly from this demand surge, underpinned by nuclear energy’s essential role in the low-carbon transition.
Advanced Micro Devices
, a semiconductor company, delivered strong revenue on strength across its portfolio, bolstered by deep engagement across its CPU business as well as a partnership with OpenAI to deliver capacity through its GPUs and rack scale artificial intelligence (“AI”) solutions.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Growth Fund Class R6	10.66%	10.08%	14.34%
S&P 500 ® Index	17.88%	14.42%	15.43%
Russell 3000 ® Growth Index	18.15%	14.59%	18.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 228,365,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,748,000
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 228,365
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 1,748
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical
Representation
of Holdings
The tables below show the
investment makeup
of the Fund, representing percentage of the total net assets of the
Fund
.
Top Ten Holdings
NVIDIA Corp.	11.2%
Microsoft Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc.	4.9%
Mastercard, Inc.	4.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.0%
Advanced Micro Devices, Inc.	3.9%
Walmart, Inc.	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	11.2%
Microsoft Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc.	4.9%
Mastercard, Inc.	4.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc.	4.1%
Broadcom, Inc.	4.0%
Advanced Micro Devices, Inc.	3.9%
Walmart, Inc.	3.3%

William Blair Large Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Large Cap Growth Fund
Class Name	Class I
Trading Symbol	LCGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class I	$ 69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.68% (net of fees) for the 12 months ended
December 31, 2025
. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 18.56% and underperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 17.37%.
The Fund lagged the return of its benchmark in the full year period, driven by stock-specific dynamics and style headwinds. Information Technology, including our positions in ServiceNow, Tyler Technologies and Salesforce, as well as not owning Palantir Technologies, detracted from returns. Other detractors included Chipotle Mexican Grill (Consumer Discretionary) and UnitedHealth Group (Health Care). From a style perspective, and since the market trough on April 8th, stocks with higher fundamental volatility and higher beta significantly outperformed, creating a headwind to relative performance given our focus on companies with more durable growth. The top contributors for the period included IDEXX Laboratories (Health Care), Lam Research (Information Technology), Broadcom (Information Technology), Uber Technologies (Industrials) and Monster Beverage (Consumer Staples). Not owning Home Depot (Consumer Discretionary) and Adobe (Information Technology) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
IDEXX Laboratories
is a global leader in pet healthcare diagnostics. The stock outperformed as IDEXX delivered strong top- and bottom-line growth during the period, driven by strong performance from its high-margin Companion Animal Group (CAG), which achieved a record number of premium instrument placements in the quarter. IDEXX continues to introduce new testing categories and advanced technology that we believe sets the standard for the industry.
Broadcom
designs, develops, and manufactures a wide range of semiconductor and infrastructure software products. Outperformance during the period was supported by strength in artificial intelligence (“AI”) related demand, ethernet networking, and software. While AI infrastructure demand remains a core growth driver, Broadcom is also seeing increased inference activity among key customers helping to drive growth.
TOP PERFORMANCE DETRACTORS
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.
Chipotle Mexican Grill
is a fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. Shares lagged during the period as same store sales growth fell short of expectations, driven by a decline in transactions, and a reduction in forward-looking revenue guidance by management. While uncertainty remains with respect to timing around a recovery in traffic, restaurant level margins remain healthy, with continued operational efficiencies ahead.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Growth Fund Class I	11.68%	11.40%	16.26%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 2,629,729,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 13,985,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 2,629,729
Number of portfolio holdings	32
Net advisory fees paid (in $000s)	$ 13,985
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical
Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the
total net assets of the
Fund
.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.8%
Apple, Inc.	10.3%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.7%
Mastercard, Inc.	4.1%
ServiceNow, Inc.	2.1%
IDEXX Laboratories, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.8%
Apple, Inc.	10.3%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.7%
Mastercard, Inc.	4.1%
ServiceNow, Inc.	2.1%
IDEXX Laboratories, Inc.	2.1%

William Blair Large Cap Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Large Cap Growth Fund
Class Name	Class N
Trading Symbol	LCGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class N	$ 95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.36% (net of fees) for the 12
months ended December
31, 2025. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 18.56% and underperformed the Russell 1000
®
Index, a broad measure
of market performance, which returned 17.37%.
The Fund lagged the return of its benchmark in the full year period, driven by stock-specific dynamics and style headwinds. Information Technology, including our positions in ServiceNow, Tyler Technologies and Salesforce, as well as not owning Palantir Technologies, detracted from returns. Other detractors included Chipotle Mexican Grill (Consumer Discretionary) and UnitedHealth Group (Health Care). From a style perspective, and since the market trough on April 8th, stocks with higher fundamental volatility and higher beta significantly outperformed, creating a headwind to relative performance given our focus on companies with more durable growth. The top contributors for the period included IDEXX Laboratories (Health Care), Lam Research (Information Technology), Broadcom (Information Technology), Uber Technologies (Industrials) and Monster Beverage (Consumer Staples). Not owning Home Depot (Consumer Discretionary) and Adobe (Information Technology) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
IDEXX Laboratories
is a global leader in pet healthcare diagnostics. The stock outperformed as IDEXX delivered strong top- and bottom-line growth during the period, driven by strong performance from its high-margin Companion Animal Group (CAG), which achieved a record number of premium instrument placements in the quarter. IDEXX continues to introduce new testing categories and advanced technology that we believe sets the standard for the industry.
Broadcom
designs, develops, and manufactures a wide range of semiconductor and infrastructure software products. Outperformance during the period was supported by strength in artificial intelligence (“AI”) related demand, ethernet networking, and software. While AI infrastructure demand remains a core growth driver, Broadcom is also seeing increased inference activity among key customers helping to drive growth.
TOP PERFORMANCE DETRACTORS
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.
Chipotle Mexican Grill
is a fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. Shares lagged during the period as same store sales growth fell short of expectations, driven by a decline in transactions, and a reduction in forward-looking revenue guidance by management. While uncertainty remains with respect to timing around a recovery in traffic, restaurant level margins remain healthy, with continued operational efficiencies ahead.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Large Cap Growth Fund Class N	11.36%	11.11%	15.96%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 2,629,729,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 13,985,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 2,629,729
Number of portfolio holdings	32
Net advisory fees paid (in $000s)	$ 13,985
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment
makeup of the Fund, representing
percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.8%
Apple, Inc.	10.3%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.7%
Mastercard, Inc.	4.1%
ServiceNow, Inc.	2.1%
IDEXX Laboratories, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.8%
Apple, Inc.	10.3%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.7%
Mastercard, Inc.	4.1%
ServiceNow, Inc.	2.1%
IDEXX Laboratories, Inc.	2.1%

William Blair Large Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	LCGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Large Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Large Cap Growth Fund Class R6	$ 64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.71% (net of fees) for the
12 months
ended December 31, 2025
. The Fund underperformed its benchmark, the Russell 1000
®
Growth Index (the "Index"), which returned 18.56% and underperformed the Russell 1000
®
Index, a broad measure of market performance, which returned 17.37%.
The Fund lagged the return of its benchmark in the full year period, driven by stock-specific dynamics and style headwinds. Information Technology, including our positions in ServiceNow, Tyler Technologies and Salesforce, as well as not owning Palantir Technologies, detracted from returns. Other detractors included Chipotle Mexican Grill (Consumer Discretionary) and UnitedHealth Group (Health Care). From a style perspective, and since the market trough on April 8th, stocks with higher fundamental volatility and higher beta significantly outperformed, creating a headwind to relative performance given our focus on companies with more durable growth. The top contributors for the period included IDEXX Laboratories (Health Care), Lam Research (Information Technology), Broadcom (Information Technology), Uber Technologies (Industrials) and Monster Beverage (Consumer Staples). Not owning Home Depot (Consumer Discretionary) and Adobe (Information Technology) were also tailwinds to performance for the period.
TOP PERFORMANCE CONTRIBUTORS
IDEXX Laboratories
is a global leader in pet healthcare diagnostics. The stock outperformed as IDEXX delivered strong top- and bottom-line growth during the period, driven by strong performance from its high-margin Companion Animal Group (CAG), which achieved a record number of premium instrument placements in the quarter. IDEXX continues to introduce new testing categories and advanced technology that we believe sets the standard for the industry.
Broadcom
designs, develops, and manufactures a wide range of semiconductor and infrastructure software products. Outperformance during the period was supported by strength in artificial intelligence (“AI”) related demand, ethernet networking, and software. While AI infrastructure demand remains a core growth driver, Broadcom is also seeing increased inference activity among key customers helping to drive growth.
TOP PERFORMANCE DETRACTORS
ServiceNow
is a provider of cloud-based service management and business management solutions. Despite delivering solid operational execution and strong subscription growth, shares lagged during the period as concerns over potential AI disruption hindered the valuations of many software-related companies. However, we feel ServiceNow is well positioned to benefit from AI as they embed AI capabilities into existing workflows and introduce new offerings.
Chipotle Mexican Grill
is a fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. Shares lagged during the period as same store sales growth fell short of expectations, driven by a decline in transactions, and a reduction in forward-looking revenue guidance by management. While uncertainty remains with respect to timing around a recovery in traffic, restaurant level margins remain healthy, with continued operational efficiencies ahead.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Large Cap Growth Fund Class R6	11.71%	11.45%	15.95%
Russell 1000 ® Index	17.37%	13.59%	15.08%
Russell 1000 ® Growth Index	18.56%	15.32%	19.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 2,629,729,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 13,985,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 2,629,729
Number of portfolio holdings	32
Net advisory fees paid (in $000s)	$ 13,985
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the t ota
l net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.8%
Apple, Inc.	10.3%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.7%
Mastercard, Inc.	4.1%
ServiceNow, Inc.	2.1%
IDEXX Laboratories, Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	13.8%
Microsoft Corp.	11.8%
Apple, Inc.	10.3%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	6.5%
Meta Platforms, Inc.	4.7%
Broadcom, Inc.	4.7%
Mastercard, Inc.	4.1%
ServiceNow, Inc.	2.1%
IDEXX Laboratories, Inc.	2.1%

William Blair Mid Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Mid Cap Value Fund
Class Name	Class I
Trading Symbol	WVMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class I	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.33% (net of fees) for the
12 months ended December
31, 2025. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 11.05% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s
underperformance versus
its benchmark was driven by poor stock selection
due to the Fund’s
relative underperformance in the Financials and Information Technology sectors. Despite negative performance, the Fund had positive stock selection in 7 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s positive stock selections were additive to relative performance in the Materials, Industrials, and Utilities sectors.
TOP PERFORMANCE CONTRIBUTORS
Royal Gold, Inc.
acquires and manages precious metal streams, royalties, and similar interests. Royal Gold has benefited from a mixture of a favorable commodity pricing environment as well as strong momentum among gold equities.
Flex Ltd.
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefitted from continuous datacenter buildout, which has the opportunity for further margin expansion.
Globus Medical, Inc.
sells spinal implants, robots, biologics, and neuromonitoring equipment. Globus benefited from their effective NEVRO integration and broad strength across spinal implants.
TOP PERFORMANCE DETRACTORS
ON Semiconductor Corp.
engages in the provision of power and sensing solutions, and technologies from electrification of the automotive industry. ON’s utilization rate and margins have remained pressured due to broad weakness across automotive and industrial end markets for their products.
Centene Corp.
provides multi-line healthcare solutions to individuals across all states and internationally. Centene has struggled mainly due to managed care plans, which are experiencing unprecedented medical cost pressures caused by changes in the underlying risk pools and inadequate reimbursement.
Teleflex Inc.
is a medical technology company, which services hospitals &
health care providers
as well as home health. Teleflex announced a revenue and guidance miss, vascular acquisition, planned corporate spin-off as well as a CFO departure in short order, which was not well received by the market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Mid Cap Value Fund Class I	7.33%	6.03%
Russell 3000 ® Index	17.15%	14.26%
Russell Midcap ® Value Index	11.05%	7.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,353,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,353
Number of portfolio holdings	57
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, r
epresenti
ng percentage of the total net assets of the Fund.
Top Ten Holdings
Globus Medical, Inc.	2.7%
Kirby Corporation	2.4%
State Street Corporation	2.3%
Royal Gold, Inc.	2.3%
Toll Brothers, Inc.	2.2%
Donaldson Company, Inc.	2.1%
Entergy Corp.	2.1%
Dover Corporation	2.1%
Cencora, Inc.	2.1%
Willis Towers Watson PLC	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Globus Medical, Inc.	2.7%
Kirby Corporation	2.4%
State Street Corporation	2.3%
Royal Gold, Inc.	2.3%
Toll Brothers, Inc.	2.2%
Donaldson Company, Inc.	2.1%
Entergy Corp.	2.1%
Dover Corporation	2.1%
Cencora, Inc.	2.1%
Willis Towers Watson PLC	2.1%

William Blair Mid Cap Value Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	William Blair Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	WVMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Mid Cap Value Fund Class R6	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 7.39% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell Midcap
®
Value Index, which returned 11.05% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by poor stock selection due to the Fund’s relative underperformance in the Financials and Information Technology sectors. Despite negative performance, the Fund had positive stock selection in 7 of the 11 Global Industry Classification Standard economic sectors during the period. The Fund’s positive stock selections were additive to relative performance in the Materials, Industrials, and Utilities sectors.
TOP PERFORMANCE CONTRIBUTORS
Royal Gold, Inc.
acquires and manages precious metal streams, royalties, and similar interests. Royal Gold has benefited from a mixture of a favorable commodity pricing environment as well as strong momentum among gold equities.
Flex Ltd.
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefitted from continuous datacenter buildout, which has the opportunity for further margin expansion.
Globus Medical, Inc.
sells spinal implants, robots, biologics, and neuromonitoring equipment. Globus benefited from their effective NEVRO integration and broad strength across spinal implants.
TOP PERFORMANCE DETRACTORS
ON Semiconductor Corp.
engages in the provision of power and sensing solutions, and technologies from electrification of the automotive industry. ON’s utilization rate and margins have remained pressured due to broad weakness across automotive and industrial end markets for their products.
Centene Corp.
provides multi-line healthcare solutions to individuals across all states and internationally. Centene has struggled mainly due to managed care plans, which are experiencing unprecedented medical cost pressures caused by changes in the underlying risk pools and inadequate reimbursement.
Teleflex Inc.
is a medical technology company, which services hospitals & health care providers as well as home health. Teleflex announced a revenue and guidance miss, vascular acquisition, planned corporate spin-off as well as a CFO departure in short order, which was not well received by the market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Mid Cap Value Fund Class R6	7.39%	6.08%
Russell 3000 ® Index	17.15%	14.26%
Russell Midcap ® Value Index	11.05%	7.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,353,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 1,353
Number of portfolio holdings	57
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Globus Medical, Inc.	2.7%
Kirby Corporation	2.4%
State Street Corporation	2.3%
Royal Gold, Inc.	2.3%
Toll Brothers, Inc.	2.2%
Donaldson Company, Inc.	2.1%
Entergy Corp.	2.1%
Dover Corporation	2.1%
Cencora, Inc.	2.1%
Willis Towers Watson PLC	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Globus Medical, Inc.	2.7%
Kirby Corporation	2.4%
State Street Corporation	2.3%
Royal Gold, Inc.	2.3%
Toll Brothers, Inc.	2.2%
Donaldson Company, Inc.	2.1%
Entergy Corp.	2.1%
Dover Corporation	2.1%
Cencora, Inc.	2.1%
Willis Towers Watson PLC	2.1%

William Blair Small-Mid Cap Core Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapCore Fund
Class Name	Class I
Trading Symbol	WBCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class I	$ 96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.27% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Index, which returned 11.91% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a combination of style headwinds and stock-specific dynamics. Notably, most of the underperformance occurred in the period since the market trough on April 8th through October 15th, during which the Russell 2500
®
Index advanced by over 37%. In this market environment, unprofitable companies and stocks with higher fundamental volatility and higher beta dramatically outperformed, creating a headwind for the strategy given our typical underweight to unprofitable companies and bias towards more consistent business models. From a stock-specific perspective, selection in Health Care, Consumer Staples and Industrials was a detractor in the period. Our top individual detractors included ACV Auctions (Industrials), New Fortress Energy (Energy), Primo Brands (Consumer Staples), Baldwin Insurance Group (Financials) and Willscot Holdings (Industrials). The Fund's top individual contributors included Ciena Corp (Information Technology), Exact Sciences (Health Care), Talen Energy (Utilities), Coherent (Information Technology) and Mercury Systems (Industrials).
TOP PERFORMANCE CONTRIBUTORS
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported better-than-expected earnings with favorable guidance citing a record backlog and accelerating artificial intelligence-driven cloud demand. We continue to believe Ciena is poised to deliver durable growth, driven by a favorable competitive landscape and secular demand acceleration fueled by a multi-year AI inference networking cycle.
Exact Sciences
is a molecular diagnostic company. The company agreed to be acquired by Abbott for a significant premium to the prior closing price. We liquidated our position following the announcement.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. ACV Actions, endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
New Fortress Energy
develops, finances and constructs liquefied natural gas assets and related infrastructure. Shares were pressured as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined. We liquidated our position as increased uncertainty reduced our confidence in our long-term thesis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class I	1.27%	6.17%	9.25%
Russell 3000 ® Index	17.15%	13.15%	15.37%
Russell 2500 ™ Index	11.91%	7.26%	10.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 123,129,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 911,000
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 123,129
Number of portfolio holdings	88
Net advisory fees paid (in $000s)	$ 911
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Inc.	2.2%
Ciena Corporation	2.0%
Everest Group Ltd.	1.9%
Onto Innovation, Inc.	1.8%
Old National Bancorp	1.7%
Carlyle Group, Inc.	1.7%
Jones Lang LaSalle Incorporated	1.6%
IDACORP, Inc.	1.6%
Talen Energy Corporation	1.6%
Doximity, Inc.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Diebold Nixdorf, Inc.	2.2%
Ciena Corporation	2.0%
Everest Group Ltd.	1.9%
Onto Innovation, Inc.	1.8%
Old National Bancorp	1.7%
Carlyle Group, Inc.	1.7%
Jones Lang LaSalle Incorporated	1.6%
IDACORP, Inc.	1.6%
Talen Energy Corporation	1.6%
Doximity, Inc.	1.5%

William Blair Small-Mid Cap Core Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapCore Fund
Class Name	Class R6
Trading Symbol	WBCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Core Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Core Fund Class R6	$ 91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 1.33% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Index, which returned 11.91% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a combination of style headwinds and stock-specific dynamics. Notably, most of the underperformance occurred in the period since the market trough on April 8th through October 15th, during which the Russell 2500
®
Index advanced by over 37%. In this market environment, unprofitable companies and stocks with higher fundamental volatility and higher beta dramatically outperformed, creating a headwind for the strategy given our typical underweight to unprofitable companies and bias towards more consistent business models. From a stock-specific perspective, selection in Health Care, Consumer Staples and Industrials was a detractor in the period. Our top individual detractors included ACV Auctions (Industrials), New Fortress Energy (Energy), Primo Brands (Consumer Staples), Baldwin Insurance Group (Financials) and Willscot Holdings (Industrials). The Fund's top individual contributors included Ciena Corp (Information Technology), Exact Sciences (Health Care), Talen Energy (Utilities), Coherent (Information Technology) and Mercury Systems (Industrials).
TOP PERFORMANCE CONTRIBUTORS
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported better-than-expected earnings with favorable guidance citing a record backlog and accelerating artificial intelligence-driven cloud demand. We continue to believe Ciena is poised to deliver durable growth, driven by a favorable competitive landscape and secular demand acceleration fueled by a multi-year AI inference networking cycle.
Exact Sciences
is a molecular diagnostic company. The company agreed to be acquired by Abbott for a significant premium to the prior closing price. We liquidated our position following the announcement.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. ACV Actions, endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
New Fortress Energy
develops, finances and constructs liquefied natural gas assets and related infrastructure. Shares were pressured as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined. We liquidated our position as increased uncertainty reduced our confidence in our long-term thesis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Core Fund Class R6	1.33%	6.23%	9.30%
Russell 3000 ® Index	17.15%	13.15%	15.37%
Russell 2500 ™ Index	11.91%	7.26%	10.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 123,129,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 911,000
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 123,129
Number of portfolio holdings	88
Net advisory fees paid (in $000s)	$ 911
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Inc.	2.2%
Ciena Corporation	2.0%
Everest Group Ltd.	1.9%
Onto Innovation, Inc.	1.8%
Old National Bancorp	1.7%
Carlyle Group, Inc.	1.7%
Jones Lang LaSalle Incorporated	1.6%
IDACORP, Inc.	1.6%
Talen Energy Corporation	1.6%
Doximity, Inc.	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Diebold Nixdorf, Inc.	2.2%
Ciena Corporation	2.0%
Everest Group Ltd.	1.9%
Onto Innovation, Inc.	1.8%
Old National Bancorp	1.7%
Carlyle Group, Inc.	1.7%
Jones Lang LaSalle Incorporated	1.6%
IDACORP, Inc.	1.6%
Talen Energy Corporation	1.6%
Doximity, Inc.	1.5%

William Blair Small-Mid Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapGrowth Fund
Class Name	Class I
Trading Symbol	WSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class I	$ 99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.62% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 10.31% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a combination of style headwinds and stock-specific dynamics. Underperformance can be attributed primarily to the period since the market trough on April 8th through October 15th, during which the Russell 2500
®
Growth Index advanced by over 45%. This speculative rally favored unprofitable companies and stocks with higher fundamental volatility and higher beta, creating a headwind for the strategy given our typical underweight to unprofitable companies and bias towards more consistent business models. Notably, the portfolio outperformed earlier in the year when its benchmark declined by over 23% and significantly outperformed in the period since the market peak on October 15, 2025, as market returns began to normalize and style headwinds eased. Relative performance in the year was directionally consistent with the historical performance profile of the strategy. From a stock-specific perspective, selection in Consumer Staples and Industrials was a detractor in the period. Our top individual detractors included Primo Brands (Consumer Staples), New Fortress Energy (Energy), e.l.f Beauty (Consumer Staples), BellRing Brands (Consumer Staples) and Freshpet (Consumer Staples). Our top individual contributors included Talen Energy (Utilities), Cameco (Energy) and Insmed (Health Care). Stock selection in Information Technology, including our positions in Ciena Corp and Coherent, was also a positive contributor.
TOP PERFORMANCE CONTRIBUTORS
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported better-than-expected earnings with favorable guidance citing a record backlog and accelerating artificial intelligence driven cloud demand. We continue to believe Ciena is poised to deliver durable growth, driven by a favorable competitive landscape and secular demand acceleration fueled by a multi-year AI inference networking cycle.
Talen Energy
is an integrated independent power producer. Talen announced its acquisition of two high quality assets, positioning the company to sign additional data center deals. We continue to believe the company is well-positioned for material earnings acceleration over the long term.
TOP PERFORMANCE DETRACTORS
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.
New Fortress Energy
develops, finances and constructs liquefied natural gas assets and related infrastructure. Shares were pressured as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined. We liquidated our position as increased uncertainty reduced our confidence in our long-term thesis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class I	0.62%	2.06%	9.95%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2500 ™ Growth Index	10.31%	2.98%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,252,951,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,197,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 1,252,951
Number of portfolio holdings	77
Net advisory fees paid (in $000s)	$ 12,197
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Insmed, Inc.	2.6%
Ciena Corporation	2.5%
Pure Storage, Inc.	2.4%
Onto Innovation, Inc.	2.2%
Talen Energy Corporation	2.2%
Globus Medical, Inc.	2.1%
Mueller Industries, Inc.	2.0%
Madrigal Pharmaceuticals, Inc.	2.0%
Doximity, Inc.	1.9%
Everest Group Ltd.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Insmed, Inc.	2.6%
Ciena Corporation	2.5%
Pure Storage, Inc.	2.4%
Onto Innovation, Inc.	2.2%
Talen Energy Corporation	2.2%
Globus Medical, Inc.	2.1%
Mueller Industries, Inc.	2.0%
Madrigal Pharmaceuticals, Inc.	2.0%
Doximity, Inc.	1.9%
Everest Group Ltd.	1.7%

William Blair Small-Mid Cap Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapGrowth Fund
Class Name	Class N
Trading Symbol	WSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class N	$ 124	1.24%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.37% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 10.31% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a combination of style headwinds and stock-specific dynamics. Underperformance can be attributed primarily to the period since the market trough on April 8th through October 15th, during which the Russell 2500
®
Growth Index advanced by over 45%. This speculative rally favored unprofitable companies and stocks with higher fundamental volatility and higher beta, creating a headwind for the strategy given our typical underweight to unprofitable companies and bias towards more consistent business models. Notably, the portfolio outperformed earlier in the year when its benchmark declined by over 23% and significantly outperformed in the period since the market peak on October 15, 2025, as market returns began to normalize and style headwinds eased. Relative performance in the year was directionally consistent with the historical performance profile of the strategy. From a stock-specific perspective, selection in Consumer Staples and Industrials was a detractor in the period. Our top individual detractors included Primo Brands (Consumer Staples), New Fortress Energy (Energy), e.l.f Beauty (Consumer Staples), BellRing Brands (Consumer Staples) and Freshpet (Consumer Staples). Our top individual contributors included Talen Energy (Utilities), Cameco (Energy) and Insmed (Health Care). Stock selection in Information Technology, including our positions in Ciena Corp and Coherent, was also a positive contributor.
TOP PERFORMANCE CONTRIBUTORS
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported better-than-expected earnings with favorable guidance citing a record backlog and accelerating artificial intelligence driven cloud demand. We continue to believe Ciena is poised to deliver durable growth, driven by a favorable competitive landscape and secular demand acceleration fueled by a multi-year AI inference networking cycle.
Talen Energy
is an integrated independent power producer. Talen announced its acquisition of two high quality assets, positioning the company to sign additional data center deals. We continue to believe the company is well-positioned for material earnings acceleration over the long term.
TOP PERFORMANCE DETRACTORS
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.
New Fortress Energy
develops, finances and constructs liquefied natural gas assets and related infrastructure. Shares were pressured as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined. We liquidated our position as increased uncertainty reduced our confidence in our long-term thesis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Small-Mid Cap Growth Fund Class N	0.37%	1.80%	9.67%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2500 ™ Growth Index	10.31%	2.98%	10.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,252,951,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,197,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 1,252,951
Number of portfolio holdings	77
Net advisory fees paid (in $000s)	$ 12,197
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the
Fund.
Top Ten Holdings
Insmed, Inc.	2.6%
Ciena Corporation	2.5%
Pure Storage, Inc.	2.4%
Onto Innovation, Inc.	2.2%
Talen Energy Corporation	2.2%
Globus Medical, Inc.	2.1%
Mueller Industries, Inc.	2.0%
Madrigal Pharmaceuticals, Inc.	2.0%
Doximity, Inc.	1.9%
Everest Group Ltd.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Insmed, Inc.	2.6%
Ciena Corporation	2.5%
Pure Storage, Inc.	2.4%
Onto Innovation, Inc.	2.2%
Talen Energy Corporation	2.2%
Globus Medical, Inc.	2.1%
Mueller Industries, Inc.	2.0%
Madrigal Pharmaceuticals, Inc.	2.0%
Doximity, Inc.	1.9%
Everest Group Ltd.	1.7%

William Blair Small-Mid Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapGrowth Fund
Class Name	Class R6
Trading Symbol	WSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272.
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Growth Fund Class R6	$ 94	0.94%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 0.69% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
™
Growth Index, which returned 10.31% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a combination of style headwinds and stock-specific dynamics. Underperformance can be attributed primarily to the period since the market trough on April 8th through October 15th, during which the Russell 2500
®
Growth Index advanced by over 45%. This speculative rally favored unprofitable companies and stocks with higher fundamental volatility and higher beta, creating a headwind for the strategy given our typical underweight to unprofitable companies and bias towards more consistent business models. Notably, the portfolio outperformed earlier in the year when its benchmark declined by over 23% and significantly outperformed in the period since the market peak on October 15, 2025, as market returns began to normalize and style headwinds eased. Relative performance in the year was directionally consistent with the historical performance profile of the strategy. From a stock-specific perspective, selection in Consumer Staples and Industrials was a detractor in the period. Our top individual detractors included Primo Brands (Consumer Staples), New Fortress Energy (Energy), e.l.f Beauty (Consumer Staples), BellRing Brands (Consumer Staples) and Freshpet (Consumer Staples). Our top individual contributors included Talen Energy (Utilities), Cameco (Energy) and Insmed (Health Care). Stock selection in Information Technology, including our positions in Ciena Corp and Coherent, was also a positive contributor.
TOP PERFORMANCE CONTRIBUTORS
Ciena Corporation
designs and delivers high-performance networking equipment, software and services. The company reported better-than-expected earnings with favorable guidance citing a record backlog and accelerating artificial intelligence driven cloud demand. We continue to believe Ciena is poised to deliver durable growth, driven by a favorable competitive landscape and secular demand acceleration fueled by a multi-year AI inference networking cycle.
Talen Energy
is an integrated independent power producer. Talen announced its acquisition of two high quality assets, positioning the company to sign additional data center deals. We continue to believe the company is well-positioned for material earnings acceleration over the long term.
TOP PERFORMANCE DETRACTORS
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.
New Fortress Energy
develops, finances and constructs liquefied natural gas assets and related infrastructure. Shares were pressured as the likelihood of the company winning a material long-term gas contract with Puerto Rico declined. We liquidated our position as increased uncertainty reduced our confidence in our long-term thesis.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small-Mid Cap Growth Fund Class R6	0.69%	2.11%	7.20%
Russell 3000 ® Index	17.15%	13.15%	14.69%
Russell 2500 ™ Growth Index	10.31%	2.98%	8.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,252,951,000
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 12,197,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 1,252,951
Number of portfolio holdings	77
Net advisory fees paid (in $000s)	$ 12,197
Portfolio turnover rate	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Insmed, Inc.	2.6%
Ciena Corporation	2.5%
Pure Storage, Inc.	2.4%
Onto Innovation, Inc.	2.2%
Talen Energy Corporation	2.2%
Globus Medical, Inc.	2.1%
Mueller Industries, Inc.	2.0%
Madrigal Pharmaceuticals, Inc.	2.0%
Doximity, Inc.	1.9%
Everest Group Ltd.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Insmed, Inc.	2.6%
Ciena Corporation	2.5%
Pure Storage, Inc.	2.4%
Onto Innovation, Inc.	2.2%
Talen Energy Corporation	2.2%
Globus Medical, Inc.	2.1%
Mueller Industries, Inc.	2.0%
Madrigal Pharmaceuticals, Inc.	2.0%
Doximity, Inc.	1.9%
Everest Group Ltd.	1.7%

William Blair Small-Mid Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapValue Fund
Class Name	Class I
Trading Symbol	ISMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class I	$ 86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.16% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 12.73% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by poor sector stock selection due to the Fund’s relative underperformance in the Financials, Health Care, and Energy sectors. Despite negative performance, the Fund had positive sector allocation 7 of the 11 Global Industry Classification Standard economic sectors during the period.
TOP PERFORMANCE CONTRIBUTORS
Tower Semiconductor Ltd.
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefited from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Flex, Ltd.
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefited from continuous datacenter buildout, which has the opportunity for further margin expansion.
Royal Gold, Inc.
acquires and manages precious metal streams, royalties, and similar interests. Royal Gold has benefited from a mixture of a favorable commodity pricing environment as well as strong momentum among gold equities.
TOP PERFORMANCE DETRACTORS
Acadia Healthcare Co, Inc.
is a behavioral health provider operating the full spectrum of behavioral health facilities. Acadia has suffered from lower than expected volumes, select facility closures, and greater payer scrutiny from insurance companies.
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small-middle market businesses. Compass Diversified suffered from an accounting irregularity in its largest business.
TriNet Group, Inc.
engages in the provision of comprehensive human resources solutions for small and medium-size businesses. TriNet suffered from the market’s pessimism regarding the macroeconomic employment outlook as well as below consensus growth due to healthcare cost headwinds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Small-Mid Cap Value Fund Class I	3.16%	6.35%
Russell 3000 ® Index	17.15%	21.85%
Russell 2500 ® Value Index	12.73%	14.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 3,457,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 3,457
Number of portfolio holdings	82
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tower Semiconductor Ltd.	2.3%
Eastern Bankshares, Inc.	1.8%
SouthState Bank Corporation	1.7%
Royal Gold, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Commercial Metals Co.	1.7%
Globus Medical, Inc.	1.7%
Flex Ltd.	1.7%
Atmus Filtration Technologies Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tower Semiconductor Ltd.	2.3%
Eastern Bankshares, Inc.	1.8%
SouthState Bank Corporation	1.7%
Royal Gold, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Commercial Metals Co.	1.7%
Globus Medical, Inc.	1.7%
Flex Ltd.	1.7%
Atmus Filtration Technologies Inc.	1.6%

William Blair Small-Mid Cap Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small-Mid CapValue Fund
Class Name	Class R6
Trading Symbol	RSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small-Mid Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small-Mid Cap Value Fund Class R6	$ 81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.21% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2500
®
Value Index, which returned 12.73% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by poor sector stock selection due to the Fund’s relative underperformance in the Financials, Health Care, and Energy sectors. Despite negative performance, the Fund had positive sector allocation 7 of the 11 Global Industry Classification Standard economic sectors during the period.
TOP PERFORMANCE CONTRIBUTORS
Tower Semiconductor Ltd.
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefited from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence.
Flex, Ltd.
operates as an electronics manufacturing services company, which designs and develops original design manufacturing products for various end markets. Flex has benefited from continuous datacenter buildout, which has the opportunity for further margin expansion.
Royal Gold, Inc.
acquires and manages precious metal streams, royalties, and similar interests. Royal Gold has benefited from a mixture of a favorable commodity pricing environment as well as strong momentum among gold equities.
TOP PERFORMANCE DETRACTORS
Acadia Healthcare Co, Inc.
is a behavioral health provider operating the full spectrum of behavioral health facilities. Acadia has suffered from lower than expected volumes, select facility closures, and greater payer scrutiny from insurance companies.
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small-middle market businesses. Compass Diversified suffered from an accounting irregularity in its largest business.
TriNet Group, Inc.
engages in the provision of comprehensive human resources solutions for small and medium-size businesses. TriNet suffered from the market’s pessimism regarding the macroeconomic employment outlook as well as below consensus growth due to healthcare cost headwinds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Small-Mid Cap Value Fund Class R6	3.21%	6.38%
Russell 3000 ® Index	17.15%	21.85%
Russell 2500 ® Value Index	12.73%	14.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 3,457,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 3,457
Number of portfolio holdings	82
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tower Semiconductor Ltd.	2.3%
Eastern Bankshares, Inc.	1.8%
SouthState Bank Corporation	1.7%
Royal Gold, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Commercial Metals Co.	1.7%
Globus Medical, Inc.	1.7%
Flex Ltd.	1.7%
Atmus Filtration Technologies Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tower Semiconductor Ltd.	2.3%
Eastern Bankshares, Inc.	1.8%
SouthState Bank Corporation	1.7%
Royal Gold, Inc.	1.7%
Columbia Banking System, Inc.	1.7%
Carlyle Group, Inc.	1.7%
Commercial Metals Co.	1.7%
Globus Medical, Inc.	1.7%
Flex Ltd.	1.7%
Atmus Filtration Technologies Inc.	1.6%

William Blair Small Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Growth Fund
Class Name	Class I
Trading Symbol	WBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class I	$ 100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.01% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Growth Index, which returned 13.01% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund underperformed the return of its benchmark, driven by a combination of style headwinds and stock-specific dynamics. Notably, most of the underperformance occurred between April 8th and October 15th, as the Russell 2000
®
Growth Index surged nearly 50%. This speculative rally favored higher-beta, more volatile and momentum-driven stocks, creating a headwind for our strategy which focuses on consistent business models. Stock selection in the Health Care and Industrials sectors, including our positions in ACV Auctions and WillScot Holdings, detracted from performance. Other individual detractors included Primo Brands (Consumer Staples), Credo Technology (Information Technology), and New Fortress Energy (Energy). The top individual contributors included Lumentum (Information Technology), Amicus Therapeutics (Health Care), Mercury Systems (Industrials), CECO Environmental Corp. (Industrials), and Alignment Health Care (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Lumentum
, a leading provider of optical and photonics products, outperformed due to strong earnings results and issued guidance that was meaningfully ahead of expectations, driven by broad-based artificial intelligence (“AI”) optics strength across data center and long-haul applications. We continue to believe the company poised for significant growth due to the increasing demand for high-speed optical interconnects in AI data centers and a broader recovery across its other markets.
Amicus Therapeutics
, a commercial-stage rare disease biotechnology company focused on novel therapeutics for rare diseases, agreed to be acquired by BioMarin for a premium relative to its closing price. Leading into the deal, investor sentiment had been improving as Amicus demonstrated strong commercial execution, with continued growth from its Fabry and Pompe disease franchises.

We exited the position following the deal announcement.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels, lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Growth Fund Class I	3.01%	4.95%	12.38%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 987,100,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 7,646,000
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 987,100
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$ 7,646
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Inc.	2.1%
Brink's Co.	1.9%
Lumentum Holdings Inc.	1.8%
Twist Bioscience Corp.	1.7%
Establishment Labs Holdings, Inc.	1.7%
Champion Homes, Inc.	1.6%
Old National Bancorp	1.6%
Rush Street Interactive, Inc.	1.6%
Balchem Corp.	1.6%
Alignment Healthcare, Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Diebold Nixdorf, Inc.	2.1%
Brink's Co.	1.9%
Lumentum Holdings Inc.	1.8%
Twist Bioscience Corp.	1.7%
Establishment Labs Holdings, Inc.	1.7%
Champion Homes, Inc.	1.6%
Old National Bancorp	1.6%
Rush Street Interactive, Inc.	1.6%
Balchem Corp.	1.6%
Alignment Healthcare, Inc.	1.6%

William Blair Small Cap Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Growth Fund
Class Name	Class N
Trading Symbol	WBSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class N	$ 126	1.24%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.74% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Growth Index, which returned 13.01% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund underperformed the return of its benchmark, driven by a combination of style headwinds and stock-specific dynamics. Notably, most of the underperformance occurred between April 8th and October 15th, as the Russell 2000
®
Growth Index surged nearly 50%. This speculative rally favored higher-beta, more volatile and momentum-driven stocks, creating a headwind for our strategy which focuses on consistent business models. Stock selection in the Health Care and Industrials sectors, including our positions in ACV Auctions and WillScot Holdings, detracted from performance. Other individual detractors included Primo Brands (Consumer Staples), Credo Technology (Information Technology), and New Fortress Energy (Energy). The top individual contributors included Lumentum (Information Technology), Amicus Therapeutics (Health Care), Mercury Systems (Industrials), CECO Environmental Corp. (Industrials), and Alignment Health Care (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Lumentum
, a leading provider of optical and photonics products, outperformed due to strong earnings results and issued guidance that was meaningfully ahead of expectations, driven by broad-based artificial intelligence (“AI”) optics strength across data center and long-haul applications. We continue to believe the company poised for significant growth due to the increasing demand for high-speed optical interconnects in AI data centers and a broader recovery across its other markets.
Amicus Therapeutics
, a commercial-stage rare disease biotechnology company focused on novel therapeutics for rare diseases, agreed to be acquired by BioMarin for a premium relative to its closing price. Leading into the deal, investor sentiment had been improving as Amicus demonstrated strong commercial execution, with continued growth from its Fabry and Pompe disease franchises.

We exited the position following the deal announcement.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels, lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Growth Fund Class N	2.74%	4.68%	12.10%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 987,100,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 7,646,000
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 987,100
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$ 7,646
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Inc.	2.1%
Brink's Co.	1.9%
Lumentum Holdings Inc.	1.8%
Twist Bioscience Corp.	1.7%
Establishment Labs Holdings, Inc.	1.7%
Champion Homes, Inc.	1.6%
Old National Bancorp	1.6%
Rush Street Interactive, Inc.	1.6%
Balchem Corp.	1.6%
Alignment Healthcare, Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Diebold Nixdorf, Inc.	2.1%
Brink's Co.	1.9%
Lumentum Holdings Inc.	1.8%
Twist Bioscience Corp.	1.7%
Establishment Labs Holdings, Inc.	1.7%
Champion Homes, Inc.	1.6%
Old National Bancorp	1.6%
Rush Street Interactive, Inc.	1.6%
Balchem Corp.	1.6%
Alignment Healthcare, Inc.	1.6%

William Blair Small Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	WBSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Growth Fund Class R6	$ 95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.05% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Growth Index, which returned 13.01% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund underperformed the return of its benchmark, driven by a combination of style headwinds and stock-specific dynamics. Notably, most of the underperformance occurred between April 8th and October 15th, as the Russell 2000
®
Growth Index surged nearly 50%. This speculative rally favored higher-beta, more volatile and momentum-driven stocks, creating a headwind for our strategy which focuses on consistent business models. Stock selection in the Health Care and Industrials sectors, including our positions in ACV Auctions and WillScot Holdings, detracted from performance. Other individual detractors included Primo Brands (Consumer Staples), Credo Technology (Information Technology), and New Fortress Energy (Energy). The top individual contributors included Lumentum (Information Technology), Amicus Therapeutics (Health Care), Mercury Systems (Industrials), CECO Environmental Corp. (Industrials), and Alignment Health Care (Health Care).
TOP PERFORMANCE CONTRIBUTORS
Lumentum
, a leading provider of optical and photonics products, outperformed due to strong earnings results and issued guidance that was meaningfully ahead of expectations, driven by broad-based artificial intelligence (“AI”) optics strength across data center and long-haul applications. We continue to believe the company poised for significant growth due to the increasing demand for high-speed optical interconnects in AI data centers and a broader recovery across its other markets.
Amicus Therapeutics
, a commercial-stage rare disease biotechnology company focused on novel therapeutics for rare diseases, agreed to be acquired by BioMarin for a premium relative to its closing price. Leading into the deal, investor sentiment had been improving as Amicus demonstrated strong commercial execution, with continued growth from its Fabry and Pompe disease franchises.

We exited the position following the deal announcement.
TOP PERFORMANCE DETRACTORS
ACV Auctions
operates an online marketplace for wholesale used vehicle transactions. The stock underperformed as the company endured continued weakness in the market for dealer-to-dealer wholesale auto transactions. We continue to believe ACV Auctions has a long runway for growth in the industry as it offers a superior, efficient, and cost-effective way to purchase vehicles as compared to physical auctions.
Primo Brands
, a leading provider of bottled water through retail and direct delivery channels, lagged as merger integration challenges pressured earnings. We continue to believe the increasing use of bottled and purified water over tap water and carbonated soft drinks, as well as Primo's significant advantages in scale and operational efficiency versus competitors, will drive growth over the long term.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
Small Cap Growth Fund Class R6	3.05%	5.01%	9.40%
Russell 3000 ® Index	17.15%	13.15%	14.69%
Russell 2000 ® Growth Index	13.01%	3.18%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 987,100,000
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 7,646,000
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 987,100
Number of portfolio holdings	91
Net advisory fees paid (in $000s)	$ 7,646
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Diebold Nixdorf, Inc.	2.1%
Brink's Co.	1.9%
Lumentum Holdings Inc.	1.8%
Twist Bioscience Corp.	1.7%
Establishment Labs Holdings, Inc.	1.7%
Champion Homes, Inc.	1.6%
Old National Bancorp	1.6%
Rush Street Interactive, Inc.	1.6%
Balchem Corp.	1.6%
Alignment Healthcare, Inc.	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Diebold Nixdorf, Inc.	2.1%
Brink's Co.	1.9%
Lumentum Holdings Inc.	1.8%
Twist Bioscience Corp.	1.7%
Establishment Labs Holdings, Inc.	1.7%
Champion Homes, Inc.	1.6%
Old National Bancorp	1.6%
Rush Street Interactive, Inc.	1.6%
Balchem Corp.	1.6%
Alignment Healthcare, Inc.	1.6%

William Blair Small Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Value Fund
Class Name	Class I
Trading Symbol	ICSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Value Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class I	$ 90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.91% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 12.59% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a relative underperformance by the Fund’s holdings in the Consumer Discretionary sector. The Fund was also negatively impacted by an underweight position and relative underperformance by the Portfolio’s holdings in the Health Care and Financials sectors. Despite the underperformance, the Fund was positively impacted by an underweight position and relative outperformance by the Fund’s holdings in the Energy sector.
TOP PERFORMANCE CONTRIBUTORS
Tower Semiconductor Ltd.
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefited from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence (“AI”).
Sanmina Corp.
engages in the provision of integrated manufacturing solutions, components, products and repair, logistics and after-market services. Sanmina has benefited from the continuous data center and AI infrastructure build out, which has allowed the company to potentially reach revenue targets a year earlier than previously expected.
WNS Holdings Ltd.
engages in the provision of business process management solutions. WNS benefited from improving operational efficiencies in a challenging environment coupled with the closing of its acquisition by Capgemini which offered a significant premium.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small-middle market businesses. Compass Diversified suffered from an accounting irregularity in its largest business.
Edgewell Personal Care Co.
operates as a personal care company that manufactures and distributes feminine, infant, skin, pet, suncare, and shaving products. Edgewell has suffered from consistent macroeconomic headwinds including tariffs and an already stretched consumer, which have yet to show signs of relenting.
Empire State Realty Trust Inc.
operates as a real estate investment trust, which owns, manages, operates, acquires, and repositions office and retail properties. Empire State Realty struggled due to higher New York City Real Estate taxes and other one-time expenses, as well as softer tourism demand, which compressed its operating margin.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Small Cap Value Fund Class I	2.91%	6.31%	8.46%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 919,456,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 8,059,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 919,456
Number of portfolio holdings	105
Net advisory fees paid (in $000s)	$ 8,059
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banc Of California, Inc.	1.6%
Tower Semiconductor Ltd.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Hancock Whitney Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Gulfport Energy Corp.	1.5%
Old National Bancorp	1.5%
Atlantic Union Bankshares Corp.	1.4%
Commercial Metals Co.	1.3%
Atmus Filtration Technologies Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Banc Of California, Inc.	1.6%
Tower Semiconductor Ltd.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Hancock Whitney Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Gulfport Energy Corp.	1.5%
Old National Bancorp	1.5%
Atlantic Union Bankshares Corp.	1.4%
Commercial Metals Co.	1.3%
Atmus Filtration Technologies Inc.	1.3%

William Blair Small Cap Value Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Value Fund
Class Name	Class N
Trading Symbol	WBVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Value Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class N	$ 116	1.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 2.61% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 12.59% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a relative underperformance by the Fund’s holdings in the Consumer Discretionary sector. The Fund was also negatively impacted by an underweight position and relative underperformance by the Portfolio’s holdings in the Health Care and Financials sectors. Despite the underperformance, the Fund was positively impacted by an underweight position and relative outperformance by the Fund’s holdings in the Energy sector.
TOP PERFORMANCE CONTRIBUTORS
Tower Semiconductor Ltd.
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefited from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence (“AI”).
Sanmina Corp.
engages in the provision of integrated manufacturing solutions, components, products and repair, logistics and after-market services. Sanmina has benefited from the continuous data center and AI infrastructure build out, which has allowed the company to potentially reach revenue targets a year earlier than previously expected.
WNS Holdings Ltd.
engages in the provision of business process management solutions. WNS benefited from improving operational efficiencies in a challenging environment coupled with the closing of its acquisition by Capgemini which offered a significant premium.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small-middle market businesses. Compass Diversified suffered from an accounting irregularity in its largest business.
Edgewell Personal Care Co.
operates as a personal care company that manufactures and distributes feminine, infant, skin, pet, suncare, and shaving products. Edgewell has suffered from consistent macroeconomic headwinds including tariffs and an already stretched consumer, which have yet to show signs of relenting.
Empire State Realty Trust Inc.
operates as a real estate investment trust, which owns, manages, operates, acquires, and repositions office and retail properties. Empire State Realty struggled due to higher New York City Real Estate taxes and other one-time expenses, as well as softer tourism demand, which compressed its operating margin.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Small Cap Value Fund Class N	2.61%	2.73%
Russell 3000 ® Index	17.15%	11.34%
Russell 2000 ® Value Index	12.59%	5.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 919,456,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 8,059,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 919,456
Number of portfolio holdings	105
Net advisory fees paid (in $000s)	$ 8,059
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banc Of California, Inc.	1.6%
Tower Semiconductor Ltd.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Hancock Whitney Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Gulfport Energy Corp.	1.5%
Old National Bancorp	1.5%
Atlantic Union Bankshares Corp.	1.4%
Commercial Metals Co.	1.3%
Atmus Filtration Technologies Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Banc Of California, Inc.	1.6%
Tower Semiconductor Ltd.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Hancock Whitney Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Gulfport Energy Corp.	1.5%
Old National Bancorp	1.5%
Atlantic Union Bankshares Corp.	1.4%
Commercial Metals Co.	1.3%
Atmus Filtration Technologies Inc.	1.3%

William Blair Small Cap Value Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	William Blair Small Cap Value Fund
Class Name	Class R6
Trading Symbol	WBVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Small Cap Value Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Small Cap Value Fund Class R6	$ 81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 3.01% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the Russell 2000
®
Value Index, which returned 12.59% and underperformed the Russell 3000
®
Index, a broad measure of market performance, which returned 17.15%.
The Fund’s underperformance versus its benchmark was driven by a relative underperformance by the Fund’s holdings in the Consumer Discretionary sector. The Fund was also negatively impacted by an underweight position and relative underperformance by the Portfolio’s holdings in the Health Care and Financials sectors. Despite the underperformance, the Fund was positively impacted by an underweight position and relative outperformance by the Fund’s holdings in the Energy sector.
TOP PERFORMANCE CONTRIBUTORS
Tower Semiconductor Ltd.
is an independent foundry providing semiconductor integrated circuits manufacturing and related design services. Tower Semiconductor has benefited from the growing success in their Silicon Photonics business, which has been used in data centers to fuel artificial intelligence (“AI”).
Sanmina Corp.
engages in the provision of integrated manufacturing solutions, components, products and repair, logistics and after-market services. Sanmina has benefited from the continuous data center and AI infrastructure build out, which has allowed the company to potentially reach revenue targets a year earlier than previously expected.
WNS Holdings Ltd.
engages in the provision of business process management solutions. WNS benefited from improving operational efficiencies in a challenging environment coupled with the closing of its acquisition by Capgemini which offered a significant premium.
TOP PERFORMANCE DETRACTORS
Compass Diversified Holdings
is an investment holding company, which acquires controlling interests in small-middle market businesses. Compass Diversified suffered from an accounting irregularity in its largest business.
Edgewell Personal Care Co.
operates as a personal care company that manufactures and distributes feminine, infant, skin, pet, suncare, and shaving products. Edgewell has suffered from consistent macroeconomic headwinds including tariffs and an already stretched consumer, which have yet to show signs of relenting.
Empire State Realty Trust Inc.
operates as a real estate investment trust, which owns, manages, operates, acquires, and repositions office and retail properties. Empire State Realty struggled due to higher New York City Real Estate taxes and other one-time expenses, as well as softer tourism demand, which compressed its operating margin.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Small Cap Value Fund Class R6	3.01%	3.09%
Russell 3000 ® Index	17.15%	11.34%
Russell 2000 ® Value Index	12.59%	5.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 919,456,000
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 8,059,000
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund net assets (in $000s)	$ 919,456
Number of portfolio holdings	105
Net advisory fees paid (in $000s)	$ 8,059
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Banc Of California, Inc.	1.6%
Tower Semiconductor Ltd.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Hancock Whitney Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Gulfport Energy Corp.	1.5%
Old National Bancorp	1.5%
Atlantic Union Bankshares Corp.	1.4%
Commercial Metals Co.	1.3%
Atmus Filtration Technologies Inc.	1.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Banc Of California, Inc.	1.6%
Tower Semiconductor Ltd.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Hancock Whitney Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Gulfport Energy Corp.	1.5%
Old National Bancorp	1.5%
Atlantic Union Bankshares Corp.	1.4%
Commercial Metals Co.	1.3%
Atmus Filtration Technologies Inc.	1.3%

William Blair Global Leaders Fund - CLASS I
Shareholder Report [Line Items]
Fund Name	William Blair Global Leaders Fund
Class Name	Class I
Trading Symbol	WGFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Global Leaders Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class I	$ 97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.20% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World IMI (net), which returned 22.06%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark was driven by stock selection in Consumer Discretionary, Financials, and Industrials. Consumer-focused positioning detracted across Industrials and Financials underperformance was driven by an underweight to banks. Within Industrials, stock selection in the U.S., drove relative underperformance but was balanced by strong selection in aerospace and defense. Partially offsetting underperformance was strong stock selection in Health Care and Information Technology hardware.
TOP PERFORMANCE DETRACTORS
Murphy USA
(“MUSA”)
is one of the largest convenience store chains in the U.S. and is focused on a high-volume low-price fuel offer that targets value-orientated customers. The position underperformed and was exited as the target lower-income cohort in the U.S. has reduced add-on purchases due to inflation pressures and lower oil prices have pressured margins and reduced MUSA’s relative cost advantage.
Chipotle Mexican Grill
is a global fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. The stock underperformed on a combination of macroeconomic factors, including margin pressure from rising food and labor costs plus a decline in restaurant traffic. The position was sold on the expectations that these pressures will remain relevant and a relatively high valuation given the downside risk.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we feel is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
3i Group
is a U.K.-based private equity and infrastructure investment firm. 3i Group underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock de-rated meaningfully, as it was broadly held and had been a strong performer in recent years.
Copart
operates the world’s largest salvage car auction marketplace. The share price declined amid softer first-quarter results, specifically a miss in EBIT and volume softness, coupled with some concerns about future growth which led to a sale mid-year.
BAE Systems
is the largest pure-play European defense contractor. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. It appreciated throughout the year on the expectations of increased defense investment, especially in Europe.
TOP PERFORMANCE CONTRIBUTORS
Eli Lilly
is a leader in the market for injectable weight-loss drugs in terms of effectiveness. Eli Lilly has rallied in the fourth quarter on the removal of a key regulatory risk as the company has worked with the U.S. government to offer GLP-1 drugs directly to the consumer through a government website and through Medicare, increasing volume at prices that were higher than anticipated. Additionally, it announced positive results from a Phase III trial for a first-in-class “triple-G” Retatrutide for weight loss in overweight adults with knee osteoarthritis, and without diabetes.
Hims & Hers
is a U.S.-based telehealth company that provides online access to licensed medical providers and prescription treatments for conditions such as hair loss, sexual health, mental health, weight loss, and skincare. The company was able to take advantage of shortages of GLP-1 drugs early in the year and compound biosimilars to Wegovy for much less than the branded drug. We had trimmed at the peak and exited after Novo terminated the distribution agreement and the U.S. government pushed for lower-cost direct access to GLP-1s.
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities
following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class I	15.20%	4.74%	10.28%
MSCI All Country World IMI (net)	22.06%	10.75%	11.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 18,061,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 12,000
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 18,061
Number of portfolio holdings	59
Net advisory fees paid (in $000s)	$ 12
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of
the
total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc.	3.1%
Mastercard, Inc.	3.1%
Tencent Holdings Ltd.	3.1%
Apple, Inc.	3.0%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc.	3.1%
Mastercard, Inc.	3.1%
Tencent Holdings Ltd.	3.1%
Apple, Inc.	3.0%

William Blair Global Leaders Fund - CLASS N
Shareholder Report [Line Items]
Fund Name	William Blair Global Leaders Fund
Class Name	Class N
Trading Symbol	WGGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Global Leaders Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class N	$ 124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 14.82% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the
MSCI All Country World IMI (net), which returned 22.06%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark was driven by stock selection in Consumer Discretionary, Financials, and Industrials. Consumer-focused positioning detracted across Industrials and Financials underperformance was driven by an underweight to banks. Within Industrials, stock selection in the U.S., drove relative underperformance but was balanced by strong selection in aerospace and defense. Partially offsetting underperformance was strong stock selection in Health Care and Information Technology hardware.
TOP PERFORMANCE DETRACTORS
Murphy USA
(“MUSA”)
is one of the largest convenience store chains in the U.S. and is focused on a high-volume low-price fuel offer that targets value-orientated customers. The position underperformed and was exited as the target lower-income cohort in the U.S. has reduced add-on purchases due to inflation pressures and lower oil prices have pressured margins and reduced MUSA’s relative cost advantage.
Chipotle Mexican Grill
is a global fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. The stock underperformed on a combination of macroeconomic factors, including margin pressure from rising food and labor costs plus a decline in restaurant traffic. The position was sold on the expectations that these pressures will remain relevant and a relatively high valuation given the downside risk.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we feel is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
3i Group
is a U.K.-based private equity and infrastructure investment firm. 3i Group underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock de-rated meaningfully, as it was broadly held and had been a strong performer in recent years.
Copart
operates the world’s largest salvage car auction marketplace. The share price declined amid softer first-quarter results, specifically a miss in EBIT and volume softness, coupled with some concerns about future growth which led to a sale mid-year.
BAE Systems
is the largest pure-play European defense contractor. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. It appreciated throughout the year on the expectations of increased defense investment, especially in Europe.
TOP PERFORMANCE CONTRIBUTORS
Eli Lilly
is a leader in the market for injectable weight-loss drugs in terms of effectiveness. Eli Lilly has rallied in the fourth quarter on the removal of a key regulatory risk as the company has worked with the U.S. government to offer GLP-1 drugs directly to the consumer through a government website and through Medicare, increasing volume at prices that were higher than anticipated. Additionally, it announced positive results from a Phase III trial for a first-in-class “triple-G” Retatrutide for weight loss in overweight adults with knee osteoarthritis, and without diabetes.
Hims & Hers
is a U.S.-based telehealth company that provides online access to licensed medical providers and prescription treatments for conditions such as hair loss, sexual health, mental health, weight loss, and skincare. The company was able to take advantage of shortages of GLP-1 drugs early in the year and compound biosimilars to Wegovy for much less than the branded drug. We had trimmed at the peak and exited after Novo terminated the distribution agreement and the U.S. government pushed for lower-cost direct access to GLP-1s.
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class N	14.82%	4.46%	9.98%
MSCI All Country World IMI (net)	22.06%	10.75%	11.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 18,061,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 12,000
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 18,061
Number of portfolio holdings	59
Net advisory fees paid (in $000s)	$ 12
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical
Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of
the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc.	3.1%
Mastercard, Inc.	3.1%
Tencent Holdings Ltd.	3.1%
Apple, Inc.	3.0%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc.	3.1%
Mastercard, Inc.	3.1%
Tencent Holdings Ltd.	3.1%
Apple, Inc.	3.0%

William Blair Global Leaders Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Global Leaders Fund
Class Name	Class R6
Trading Symbol	BGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Global Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Global Leaders Fund Class R6	$ 91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.23% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World IMI (net), which returned 22.06%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark was driven by stock selection in Consumer Discretionary, Financials, and Industrials. Consumer-focused positioning detracted across Industrials and Financials underperformance was driven by an underweight to banks. Within Industrials, stock selection in the U.S., drove relative underperformance but was balanced by strong selection in aerospace and defense. Partially offsetting underperformance was strong stock selection in Health Care and Information Technology hardware.
TOP PERFORMANCE DETRACTORS
Murphy USA
(“MUSA”)
is one of the largest convenience store chains in the U.S. and is focused on a high-volume low-price fuel offer that targets value-orientated customers. The position underperformed and was exited as the target lower-income cohort in the U.S. has reduced add-on purchases due to inflation pressures and lower oil prices have pressured margins and reduced MUSA’s relative cost advantage.
Chipotle Mexican Grill
is a global fast-casual restaurant chain that operates thousands of company-owned locations across North America and select international markets. The stock underperformed on a combination of macroeconomic factors, including margin pressure from rising food and labor costs plus a decline in restaurant traffic. The position was sold on the expectations that these pressures will remain relevant and a relatively high valuation given the downside risk.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we feel is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
3i Group
is a U.K.-based private equity and infrastructure investment firm. 3i Group underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock de-rated meaningfully, as it was broadly held and had been a strong performer in recent years.
Copart
operates the world’s largest salvage car auction marketplace. The share price declined amid softer first-quarter results, specifically a miss in EBIT and volume softness, coupled with some concerns about future growth which led to a sale mid-year.
BAE Systems
is the largest pure-play European defense contractor. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. It appreciated throughout the year on the expectations of increased defense investment, especially in Europe.
TOP PERFORMANCE CONTRIBUTORS
Eli Lilly
is a leader in the market for injectable weight-loss drugs in terms of effectiveness. Eli Lilly has rallied in the fourth quarter on the removal of a key regulatory risk as the company has worked with the U.S. government to offer GLP-1 drugs directly to the consumer through a government website and through Medicare, increasing volume at prices that were higher than anticipated. Additionally, it announced positive results from a Phase III trial for a first-in-class “triple-G” Retatrutide for weight loss in overweight adults with knee osteoarthritis, and without diabetes.
Hims & Hers
is a U.S.-based telehealth company that provides online access to licensed medical providers and prescription treatments for conditions such as hair loss, sexual health, mental health, weight loss, and skincare. The company was able to take advantage of shortages of GLP-1 drugs early in the year and compound biosimilars to Wegovy for much less than the branded drug. We had trimmed at the peak and exited after Novo terminated the distribution agreement and the U.S. government pushed for lower-cost direct access to GLP-1s.
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Global Leaders Fund Class R6	15.23%	4.79%	10.34%
MSCI All Country World IMI (net)	22.06%	10.75%	11.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 18,061,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 12,000
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 18,061
Number of portfolio holdings	59
Net advisory fees paid (in $000s)	$ 12
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of H
ol
dings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc.	3.1%
Mastercard, Inc.	3.1%
Tencent Holdings Ltd.	3.1%
Apple, Inc.	3.0%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Eli Lilly & Co.	3.5%
Meta Platforms, Inc.	3.1%
Mastercard, Inc.	3.1%
Tencent Holdings Ltd.	3.1%
Apple, Inc.	3.0%

William Blair International Leaders Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair InternationalLeaders Fund
Class Name	Class I
Trading Symbol	WILIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Leaders Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class I	$ 100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 23.17% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by a combination of style headwinds for quality growth and stock selection in Financials, Consumer Discretionary, and Materials. Underweights to materials and financials drove negative sector allocation. Within Financials, underperformance was driven by an underweight to European banks early in the year, and exposures in U.K.-based capital markets positions including London Stock Exchange (LSE) and 3i Group. Partially offsetting these effects was positive selection in Information Technology, and Aerospace and defense exposure within Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak for the year ended 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (”AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
3i Group
, a U.K.-based private equity and infrastructure investment firm, underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock derated meaningfully as it was broadly held and had been a strong performer in recent years.
Underperformance in Financials was partially offset by exposure to
Banco Bilbao Vizcaya Argentaria
(“BBVA”). BBVA is a leading Spanish banking group with strong positions in retail and commercial banking across Spain, Mexico, and South America. The company benefits from structural growth in emerging markets and has demonstrated disciplined risk management and solid capital ratios. The stock appreciated on the tailwind of a steepening yield curve but outperformed many of its peers through exceptional fundamentals, including record profits driven by its digital transformation efforts and the implementation of a substantial share buyback program.
BYD
is the largest EV manufacturer in the world as BYD surpassed Tesla’s global sales. The stock appreciated in the first quarter as it introduced a new technology offering with ultra-fast charging capabilities that enable 250 miles of range with just a five-minute charge, but disappointed and was sold as Chinese consumer demand weakened and domestic competition drove margin dilutive pricing cuts that outweighed volume gains from international expansion.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we believe is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales, and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
Symrise
is a German specialty chemicals company that develops and produces flavors, fragrances, cosmetic ingredients, and nutritional solutions used in food, beverages, personal care, and other consumer products. It supplies small, in both amount and cost, ingredients that provide crucial functionality to end-products but only make up a small portion of the input costs. The stock disappointed on slower organic growth and outlook on weak demand from consumers including those impacted by tariffs on its customers’ final products.
This was partially offset by exposure to
Heidelberg Materials
. Heidelberg Materials is a German cement, aggregates, and ready-mix/asphalt supplier to the construction industry across infrastructure, commercial, and residential applications. Europe, and Germany in particular, are reacting to heightened tensions with the U.S. on defense and trade through defense and infrastructure spending after underinvesting for decades. Heidelberg is benefiting from increased infrastructure spending as Europe's largest cement producer and aggregates supplier and, in our view, there is additional upside to current earnings estimates.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June that brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
BAE Systems
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. Both appreciated throughout the year on the expectations of increased defense investment, especially in Europe, which we believe will continue long past current conflicts as Europe looks to build its capabilities to confront a more aggressive Russia without the implicit backing of the U.S.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class I	23.17%	1.76%	7.69%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,095,321,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 8,615,000
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,095,321
Number of portfolio holdings	57
Net advisory fees paid (in $000s)	$ 8,615
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.4%
Hon Hai Precision Industry Co., Ltd.	3.2%
Tencent Holdings Ltd.	3.2%
Sandoz Group AG	2.6%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Heidelberg Materials AG	2.5%
Barclays PLC	2.4%
ASML Holding NV	2.2%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.4%
Hon Hai Precision Industry Co., Ltd.	3.2%
Tencent Holdings Ltd.	3.2%
Sandoz Group AG	2.6%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Heidelberg Materials AG	2.5%
Barclays PLC	2.4%
ASML Holding NV	2.2%

William Blair International Leaders Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair InternationalLeaders Fund
Class Name	Class N
Trading Symbol	WILNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Leaders Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class N	$ 128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 22.88% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by a combination of style headwinds for quality growth and stock selection in Financials, Consumer Discretionary, and Materials. Underweights to materials and financials drove negative sector allocation. Within Financials, underperformance was driven by an underweight to European banks early in the year, and exposures in U.K.-based capital markets positions including London Stock Exchange (LSE) and 3i Group. Partially offsetting these effects was positive selection in Information Technology, and Aerospace and defense exposure within Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak for the year ended 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (”AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
3i Group
, a U.K.-based private equity and infrastructure investment firm, underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock derated meaningfully as it was broadly held and had been a strong performer in recent years.
Underperformance in Financials was partially offset by exposure to
Banco Bilbao Vizcaya Argentaria
(“BBVA”). BBVA is a leading Spanish banking group with strong positions in retail and commercial banking across Spain, Mexico, and South America. The company benefits from structural growth in emerging markets and has demonstrated disciplined risk management and solid capital ratios. The stock appreciated on the tailwind of a steepening yield curve but outperformed many of its peers through exceptional fundamentals, including record profits driven by its digital transformation efforts and the implementation of a substantial share buyback program.
BYD
is the largest EV manufacturer in the world as BYD surpassed Tesla’s global sales. The stock appreciated in the first quarter as it introduced a new technology offering with ultra-fast charging capabilities that enable 250 miles of range with just a five-minute charge, but disappointed and was sold as Chinese consumer demand weakened and domestic competition drove margin dilutive pricing cuts that outweighed volume gains from international expansion.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we believe is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales, and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
Symrise
is a German specialty chemicals company that develops and produces flavors, fragrances, cosmetic ingredients, and nutritional solutions used in food, beverages, personal care, and other consumer products. It supplies small, in both amount and cost, ingredients that provide crucial functionality to end-products but only make up a small portion of the input costs. The stock disappointed on slower organic growth and outlook on weak demand from consumers including those impacted by tariffs on its customers’ final products.
This was partially offset by exposure to
Heidelberg Materials
. Heidelberg Materials is a German cement, aggregates, and ready-mix/asphalt supplier to the construction industry across infrastructure, commercial, and residential applications. Europe, and Germany in particular, are reacting to heightened tensions with the U.S. on defense and trade through defense and infrastructure spending after underinvesting for decades. Heidelberg is benefiting from increased infrastructure spending as Europe's largest cement producer and aggregates supplier and, in our view, there is additional upside to current earnings estimates.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June that brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
BAE Systems
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. Both appreciated throughout the year on the expectations of increased defense investment, especially in Europe, which we believe will continue long past current conflicts as Europe looks to build its capabilities to confront a more aggressive Russia without the implicit backing of the U.S.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class N	22.88%	1.51%	7.42%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,095,321,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 8,615,000
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,095,321
Number of portfolio holdings	57
Net advisory fees paid (in $000s)	$ 8,615
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.4%
Hon Hai Precision Industry Co., Ltd.	3.2%
Tencent Holdings Ltd.	3.2%
Sandoz Group AG	2.6%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Heidelberg Materials AG	2.5%
Barclays PLC	2.4%
ASML Holding NV	2.2%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.4%
Hon Hai Precision Industry Co., Ltd.	3.2%
Tencent Holdings Ltd.	3.2%
Sandoz Group AG	2.6%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Heidelberg Materials AG	2.5%
Barclays PLC	2.4%
ASML Holding NV	2.2%

William Blair International Leaders Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair InternationalLeaders Fund
Class Name	Class R6
Trading Symbol	WILJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Leaders Fund Class R6	$ 95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 23.27% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by a combination of style headwinds for quality growth and stock selection in Financials, Consumer Discretionary, and Materials. Underweights to materials and financials drove negative sector allocation. Within Financials, underperformance was driven by an underweight to European banks early in the year, and exposures in U.K.-based capital markets positions including London Stock Exchange (LSE) and 3i Group. Partially offsetting these effects was positive selection in Information Technology, and Aerospace and defense exposure within Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak for the year ended 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (”AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
3i Group
, a U.K.-based private equity and infrastructure investment firm, underperformed on its primary asset, discount retailer Action. The stock was down in the fourth quarter on weak same-store sales on consumer weakness in France. The stock derated meaningfully as it was broadly held and had been a strong performer in recent years.
Underperformance in Financials was partially offset by exposure to
Banco Bilbao Vizcaya Argentaria
(“BBVA”). BBVA is a leading Spanish banking group with strong positions in retail and commercial banking across Spain, Mexico, and South America. The company benefits from structural growth in emerging markets and has demonstrated disciplined risk management and solid capital ratios. The stock appreciated on the tailwind of a steepening yield curve but outperformed many of its peers through exceptional fundamentals, including record profits driven by its digital transformation efforts and the implementation of a substantial share buyback program.
BYD
is the largest EV manufacturer in the world as BYD surpassed Tesla’s global sales. The stock appreciated in the first quarter as it introduced a new technology offering with ultra-fast charging capabilities that enable 250 miles of range with just a five-minute charge, but disappointed and was sold as Chinese consumer demand weakened and domestic competition drove margin dilutive pricing cuts that outweighed volume gains from international expansion.
Ferrari
is a luxury automaker. Ferrari has underperformed on what we believe is poor communication regarding the rollout of its first fully electric vehicle and lower-than-expected sales, and a conservative decrease in margin guidance as the company had experienced a boom in high-margin customization additions to its limited volume. While we view the brand as one of the strongest globally, we are monitoring management’s execution.
Symrise
is a German specialty chemicals company that develops and produces flavors, fragrances, cosmetic ingredients, and nutritional solutions used in food, beverages, personal care, and other consumer products. It supplies small, in both amount and cost, ingredients that provide crucial functionality to end-products but only make up a small portion of the input costs. The stock disappointed on slower organic growth and outlook on weak demand from consumers including those impacted by tariffs on its customers’ final products.
This was partially offset by exposure to
Heidelberg Materials
. Heidelberg Materials is a German cement, aggregates, and ready-mix/asphalt supplier to the construction industry across infrastructure, commercial, and residential applications. Europe, and Germany in particular, are reacting to heightened tensions with the U.S. on defense and trade through defense and infrastructure spending after underinvesting for decades. Heidelberg is benefiting from increased infrastructure spending as Europe's largest cement producer and aggregates supplier and, in our view, there is additional upside to current earnings estimates.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June that brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
BAE Systems
is the largest pure-play European defense contractor with exposure to some of the largest defense markets in the world. It boasts a large and diversified portfolio that includes some of the most successful and in-demand defense programs in the world. Both appreciated throughout the year on the expectations of increased defense investment, especially in Europe, which we believe will continue long past current conflicts as Europe looks to build its capabilities to confront a more aggressive Russia without the implicit backing of the U.S.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Leaders Fund Class R6	23.27%	1.81%	7.76%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,095,321,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 8,615,000
Investment Company, Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,095,321
Number of portfolio holdings	57
Net advisory fees paid (in $000s)	$ 8,615
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.4%
Hon Hai Precision Industry Co., Ltd.	3.2%
Tencent Holdings Ltd.	3.2%
Sandoz Group AG	2.6%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Heidelberg Materials AG	2.5%
Barclays PLC	2.4%
ASML Holding NV	2.2%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Samsung Electronics Co. Ltd.	3.4%
Hon Hai Precision Industry Co., Ltd.	3.2%
Tencent Holdings Ltd.	3.2%
Sandoz Group AG	2.6%
Banco Bilbao Vizcaya Argentaria S.A.	2.6%
Heidelberg Materials AG	2.5%
Barclays PLC	2.4%
ASML Holding NV	2.2%

William Blair International Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair InternationalGrowth Fund
Class Name	Class I
Trading Symbol	BIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class I	$ 101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.01% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by pronounced style headwinds in which low valuation outperformed, and high quality underperformed to a significant degree. This headwind resulted in weaker selection across most sectors, particularly within Financials and Industrials. The strategy’s sector allocation was slightly negative as an underweight to Materials and an overweight to Consumer Discretionary offset the positive effects of an underweight to Consumer Staples and an overweight to Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak in 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (“AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
Bank Central Asia
declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Cie de Saint-Gobain
is a French building materials company with a global footprint and market-leading positions across multiple verticals. The company has undergone a significant transformation from a collection of largely commoditized businesses that were partially unrelated to a more structured approach, becoming a broader construction solutions provider. The share price softened modestly in the fourth quarter amid weaker third-quarter results, with top-line growth slightly lower than expectations.
TOP PERFORMANCE CONTRIBUTORS
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
SK Hynix
is a South Korea-based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Growth Fund Class I	18.01%	1.73%	6.91%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,121,225,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 9,789,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,121,225
Number of portfolio holdings	171
Net advisory fees paid (in $000s)	$ 9,789
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective May 1, 2025, the management fee paid to the Fund's adviser was reduced to 0.85% of the first $10 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waiv
e fees
and/or reimburs
e ex
penses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2026.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waiv
e fees
and/or reimburs
e ex
penses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2026.
William Blair International Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair InternationalGrowth Fund
Class Name	Class N
Trading Symbol	WBIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class N	$ 128	1.18%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 17.74% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by pronounced style headwinds in which low valuation outperformed, and high quality underperformed to a significant degree. This headwind resulted in weaker selection across most sectors, particularly within Financials and Industrials. The strategy’s sector allocation was slightly negative as an underweight to Materials and an overweight to Consumer Discretionary offset the positive effects of an underweight to Consumer Staples and an overweight to Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak in 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (“AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
Bank Central Asia
declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Cie de Saint-Gobain
is a French building materials company with a global footprint and market-leading positions across multiple verticals. The company has undergone a significant transformation from a collection of largely commoditized businesses that were partially unrelated to a more structured approach, becoming a broader construction solutions provider. The share price softened modestly in the fourth quarter amid weaker third-quarter results, with top-line growth slightly lower than expectations.
TOP PERFORMANCE CONTRIBUTORS
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
SK Hynix
is a South Korea-based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Growth Fund Class N	17.74%	1.46%	6.61%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,121,225,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 9,789,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,121,225
Number of portfolio holdings	171
Net advisory fees paid (in $000s)	$ 9,789
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the
total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective May 1, 2025, the management fee paid to the Fund's adviser was reduced to 0.85% of the first $10 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2026.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2026.
William Blair International Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair InternationalGrowth Fund
Class Name	Class R6
Trading Symbol	WBIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Growth Fund Class R6	$ 96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.07% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by pronounced style headwinds in which low valuation outperformed, and high quality underperformed to a significant degree. This headwind resulted in weaker selection across most sectors, particularly within Financials and Industrials. The strategy’s sector allocation was slightly negative as an underweight to Materials and an overweight to Consumer Discretionary offset the positive effects of an underweight to Consumer Staples and an overweight to Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak in 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (“AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
Bank Central Asia
declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Cie de Saint-Gobain
is a French building materials company with a global footprint and market-leading positions across multiple verticals. The company has undergone a significant transformation from a collection of largely commoditized businesses that were partially unrelated to a more structured approach, becoming a broader construction solutions provider. The share price softened modestly in the fourth quarter amid weaker third-quarter results, with top-line growth slightly lower than expectations.
TOP PERFORMANCE CONTRIBUTORS
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
SK Hynix
is a South Korea-based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Inception
International Growth Fund Class R6	18.07%	1.78%	7.43%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,121,225,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 9,789,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,121,225
Number of portfolio holdings	171
Net advisory fees paid (in $000s)	$ 9,789
Portfolio turnover rate	77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup
of
the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective May 1, 2025, the management fee paid to the Fund's adviser was reduced to 0.85% of the first $10 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2026.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 1.15%, 0.90% and 0.85% of average daily net assets for Class N, Class I and Class R6 shares, respectively, until April 30, 2026.
William Blair Institutional International Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	William Blair InstitutionalInternational Growth Fund
Class Name	Institutional Class
Trading Symbol	WBIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Institutional International Growth Fund Institutional (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Institutional International Growth Fund	$ 96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 18.05% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. IMI (net), which returned 31.96%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus the benchmark was driven by pronounced style headwinds in which low valuation outperformed, and high quality underperformed to a significant degree. This headwind resulted in weaker selection across most sectors, particularly within Financials and Industrials. The strategy’s sector allocation was slightly negative as an underweight to Materials and an overweight to Consumer Discretionary offset the positive effects of an underweight to Consumer Staples and an overweight to Industrials.
TOP PERFORMANCE DETRACTORS
London Stock Exchange
(“LSE”) is a diversified global market infrastructure and data company. The stock price has been weak in 2025 as the market believes that LSE will be negatively impacted by artificial intelligence (“AI”), like many other data and software companies. Uncertainty can put multiples at risk, but we are not convinced that LSE is indeed negatively impacted by AI given its significant moats that are wide enough to defend the business or perhaps make LSE an AI beneficiary.
Bank Central Asia
declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns about the new administration’s policy direction. In our view, fiscal 2025 guidance remains conservative, and as sentiment improves, we see positive catalysts for the stock to re-rate higher.
Cie de Saint-Gobain
is a French building materials company with a global footprint and market-leading positions across multiple verticals. The company has undergone a significant transformation from a collection of largely commoditized businesses that were partially unrelated to a more structured approach, becoming a broader construction solutions provider. The share price softened modestly in the fourth quarter amid weaker third-quarter results, with top-line growth slightly lower than expectations.
TOP PERFORMANCE CONTRIBUTORS
Thales
is among the world's leading providers of critical secure communications systems, with main applications in the defense, aerospace, telecommunication, and banking industries. After a successful run in 2025, we exited the position in favor of better growth opportunities in the aerospace thematic.
SK Hynix
is a South Korea-based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued demand for AI and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional International Growth Fund	18.05%	1.78%	7.03%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 834,540,000
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 7,644,000
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 834,540
Number of portfolio holdings	171
Net advisory fees paid (in $000s)	$ 7,644
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Tencent Holdings Ltd.	2.9%
ASML Holding NV	2.3%
SK Hynix, Inc.	2.1%
AstraZeneca PLC	1.8%
Hon Hai Precision Industry Co., Ltd.	1.5%
Samsung Electronics Co. Ltd.	1.5%
Alibaba Group Holding Ltd.	1.5%
UniCredit S.p.A.	1.3%
Lonza Group AG	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective May 1, 2025, the management fee paid to the Fund's adviser was reduced to 0.85% of the first $10 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.85% of average daily net assets for shares until April 30, 2026.

Material Fund Change Adviser [Text Block]	Effective May 1, 2025, the Fund's adviser has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund’s operating expenses (excluding interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to 0.85% of average daily net assets for shares until April 30, 2026.
William Blair International Small Cap Growth Fund-Class I
Shareholder Report [Line Items]
Fund Name	William Blair InternationalSmall Cap Growth Fund
Class Name	Class I
Trading Symbol	WISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class I	$ 118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.30% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 29.26% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 31.96%.
The Fund’s underperformance versus its benchmark primarily occurred in the second half of the year as the market shifted to a pronounced risk-on environment, with lower quality and speculative segments of the market sharply outperforming the broader market. This valuation headwind stands out relative to history, even surpassing calendar 2022. This style headwind resulted in weaker selection across most sectors in 2025, most notably within communication services and financials. An underweight allocation to materials, specifically metals and mining, was also a notable detractor as the industry was up in 2025. with an end weight of 7.2% of the index (currently the largest industry of MSCI ACWI ex US Small Cap Index).
TOP PERFORMANCE DETRACTORS
Trustpilot Group
is a global online review platform where consumers can share and read reviews about businesses, products,
and
services. The position had outperformed throughout the last year on a series of earnings announcements that exceeded market expectations due to strong execution, as recent product launches and price increases had been well received. Share prices fell in the period despite continued strong results on the market reaction to accounting adjustments in the capitalization of software development costs, share-based compensation, and the exhaustion of tax credits for prior losses as the company is now profitable.
Hemnet Group
is Sweden’s No.1 online real estate marketplace. The stock underperformed in the period as fundamental results missed market expectations on lower volumes and longer listing times. We exited the position in the fourth quarter.
Kfin Technologies
operates in a duopoly in a structurally growing business as one of the two Indian registrar and transfer agents available to mutual funds and large corporates. Kfin Technologies also provides SaaS-based transaction management, channel management, compliance solutions, and various other digital services to asset managers across segments. While Kfin Technologies continues to deliver strong fundamental results, the stock underperformed with the broader Indian market on a macroeconomic slowdown.
TOP PERFORMANCE CONTRIBUTORS
Elite Material
manufactures copper-clad laminates (CCLs) that serve as the base material of printed circuit boards (PCBs), where electronic components are mounted and connected. Products include traditional CCL, prepreg, and multilayer laminates —approximately 65% of revenue is generated from products using “green” (i.e., halogen-free) resins. The share price advanced on solid second quarter results as an improved product mix with more artificial intelligence servers offset the impact from the stronger New Taiwan dollar.
TechnoPro
is one of Japan's largest staffing and consulting firms, providing a focus on IT engineering solutions. The stock rallied on news of a takeover from asset manager Blackstone which would take TechnoPro private. We exited the position accordingly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class I	15.30%	-0.74%	4.83%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
MSCI All Country World ex-U.S. Small Cap Index (net)	29.26%	6.91%	8.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 21, 2025
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 130,252,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,256,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 130,252
Number of portfolio holdings	130
Net advisory fees paid (in $000s)	$ 1,256
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Azimut Holding SpA	1.9%
Bizlink Holding Inc.	1.5%
CTS Eventim AG & Co. KGaA	1.5%
OBIC Business Consultants Co. Ltd.	1.4%
flatexDEGIRO AG	1.4%
Hon. Precision, Inc	1.4%
Dassault Aviation SA	1.4%
Brunello Cucinelli SpA	1.3%
Bufab AB	1.3%
Definity Financial Corp.	1.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Azimut Holding SpA	1.9%
Bizlink Holding Inc.	1.5%
CTS Eventim AG & Co. KGaA	1.5%
OBIC Business Consultants Co. Ltd.	1.4%
flatexDEGIRO AG	1.4%
Hon. Precision, Inc	1.4%
Dassault Aviation SA	1.4%
Brunello Cucinelli SpA	1.3%
Bufab AB	1.3%
Definity Financial Corp.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective March 21, 2025,

the Fund's adviser changed its definition of a small cap company to a company that has a float adjusted market capitalization at the time of purchase no larger than the greater of $5 billion or the largest capitalized company included in the MSCI ACWI ex US Small Cap Index (net).

Material Fund Change Adviser [Text Block]	Effective March 21, 2025,

the Fund's adviser changed its definition of a small cap company to a company that has a float adjusted market capitalization at the time of purchase no larger than the greater of $5 billion or the largest capitalized company included in the MSCI ACWI ex US Small Cap Index (net).
William Blair International Small Cap Growth Fund-Class N
Shareholder Report [Line Items]
Fund Name	William Blair InternationalSmall Cap Growth Fund
Class Name	Class N
Trading Symbol	WISNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class N	$ 145	1.35%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 14.98% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 29.26% and underperformed the MSCI All
Country
World ex-U.S. IMI (net), a broad measure of market performance, which returned 31.96%.
The Fund’s underperformance versus its benchmark primarily occurred in the second half of the year as the market shifted to a pronounced risk-on environment, with lower quality and speculative segments of the market sharply outperforming the broader market. This valuation headwind stands out relative to history, even surpassing calendar 2022. This style headwind resulted in weaker selection across most sectors in 2025, most notably within communication services and financials. An underweight allocation to materials, specifically metals and mining, was also a notable detractor as the industry was up in 2025. with an end weight of 7.2% of the index (currently the largest industry of MSCI ACWI ex US Small Cap Index).
TOP PERFORMANCE DETRACTORS
Trustpilot Group
is a global online review platform where consumers can share and read reviews about businesses, products, and services. The position had outperformed throughout the last year on a series of earnings announcements that exceeded market expectations due to strong execution, as recent product launches and price increases had been well received. Share prices fell in the period despite continued strong results on the market reaction to accounting adjustments in the capitalization of software development costs, share-based compensation, and the exhaustion of tax credits for prior losses as the company is now profitable.
Hemnet Group
is Sweden’s No.1 online real estate marketplace. The stock underperformed in the period as fundamental results missed market expectations on lower volumes and longer listing times. We exited the position in the fourth quarter.
Kfin Technologies
operates in a duopoly in a structurally growing business as one of the two Indian registrar and transfer agents available to mutual funds and large corporates. Kfin Technologies also provides SaaS-based transaction management, channel management, compliance solutions, and various other digital services to asset managers across segments. While Kfin Technologies continues to deliver strong fundamental results, the stock underperformed with the broader Indian market on a macroeconomic slowdown.
TOP PERFORMANCE CONTRIBUTORS
Elite Material
manufactures copper-clad laminates (CCLs) that serve as the base material of printed circuit boards (PCBs), where electronic components are mounted and connected. Products include traditional CCL, prepreg, and multilayer laminates —approximately 65% of revenue is generated from products using “green” (i.e., halogen-free) resins. The share price advanced on solid second quarter results as an improved product mix with more artificial intelligence servers offset the impact from the stronger New Taiwan dollar.
TechnoPro
is one of Japan's largest staffing and consulting firms, providing a focus on IT engineering solutions. The stock rallied on news of a takeover from asset manager Blackstone which would take TechnoPro private. We exited the position accordingly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class N	14.98%	-1.00%	4.54%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
MSCI All Country World ex-U.S. Small Cap Index (net)	29.26%	6.91%	8.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 21, 2025
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 130,252,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,256,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 130,252
Number of portfolio holdings	130
Net advisory fees paid (in $000s)	$ 1,256
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of
the total net assets of the Fund.
Top Ten Holdings
Azimut Holding SpA	1.9%
Bizlink Holding Inc.	1.5%
CTS Eventim AG & Co. KGaA	1.5%
OBIC Business Consultants Co. Ltd.	1.4%
flatexDEGIRO AG	1.4%
Hon. Precision, Inc	1.4%
Dassault Aviation SA	1.4%
Brunello Cucinelli SpA	1.3%
Bufab AB	1.3%
Definity Financial Corp.	1.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Azimut Holding SpA	1.9%
Bizlink Holding Inc.	1.5%
CTS Eventim AG & Co. KGaA	1.5%
OBIC Business Consultants Co. Ltd.	1.4%
flatexDEGIRO AG	1.4%
Hon. Precision, Inc	1.4%
Dassault Aviation SA	1.4%
Brunello Cucinelli SpA	1.3%
Bufab AB	1.3%
Definity Financial Corp.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective March 21, 2025,

the Fund's adviser changed its definition of a small cap company to a company that has a float adjusted market capitalization at the time of purchase no larger than the greater of $5 billion or the largest capitalized company included in the MSCI ACWI ex US Small Cap Index (net).

Material Fund Change Adviser [Text Block]	Effective March 21, 2025,

the Fund's adviser changed its definition of a small cap company to a company that has a float adjusted market capitalization at the time of purchase no larger than the greater of $5 billion or the largest capitalized company included in the MSCI ACWI ex US Small Cap Index (net).
William Blair International Small Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair InternationalSmall Cap Growth Fund
Class Name	Class R6
Trading Symbol	WIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair International Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
International Small Cap Growth Fund Class R6	$ 113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 15.42% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI All Country World ex-U.S. Small Cap Index (net), which returned 29.26% and underperformed the MSCI All Country World ex-U.S. IMI (net), a broad measure of market performance, which returned 31.96%.
The Fund’s underperformance versus its benchmark primarily occurred in the second half of the year as the market shifted to a pronounced risk-on environment, with lower quality and speculative segments of the market sharply outperforming the broader market. This valuation headwind stands out relative to history, even surpassing calendar 2022. This style headwind resulted in weaker selection across most sectors in 2025, most notably within communication services and financials. An underweight allocation to materials, specifically metals and mining, was also a notable detractor as the industry was up in 2025. with an end weight of 7.2% of the index (currently the largest industry of MSCI ACWI ex US Small Cap Index).
TOP PERFORMANCE DETRACTORS
Trustpilot Group
is a global online review platform where consumers can share and read reviews about businesses, products, and services. The position had outperformed throughout the last year on a series of earnings announcements that exceeded market expectations due to strong execution, as recent product launches and price increases had been well received. Share prices fell in the period despite continued strong results on the market reaction to accounting adjustments in the capitalization of software development costs, share-based compensation, and the exhaustion of tax credits for prior losses as the company is now profitable.
Hemnet Group
is Sweden’s No.1 online real estate marketplace. The stock underperformed in the period as fundamental results missed market expectations on lower volumes and longer listing times. We exited the position in the fourth quarter.
Kfin Technologies
operates in a duopoly in a structurally growing business as one of the two Indian registrar and transfer agents available to mutual funds and large corporates. Kfin Technologies also provides SaaS-based transaction management, channel management, compliance solutions, and various other digital services to asset managers across segments. While Kfin Technologies continues to deliver strong fundamental results, the stock underperformed with the broader Indian market on a macroeconomic slowdown.
TOP PERFORMANCE CONTRIBUTORS
Elite Material
manufactures copper-clad laminates (CCLs) that serve as the base material of printed circuit boards (PCBs), where electronic components are mounted and connected. Products include traditional CCL, prepreg, and multilayer laminates —approximately 65% of revenue is generated from products using “green” (i.e., halogen-free) resins. The share price advanced on solid second quarter results as an improved product mix with more artificial intelligence servers offset the impact from the stronger New Taiwan dollar.
TechnoPro
is one of Japan's largest staffing and consulting firms, providing a focus on IT engineering solutions. The stock rallied on news of a takeover from asset manager Blackstone which would take TechnoPro private. We exited the position accordingly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
International Small Cap Growth Fund Class R6	15.42%	-0.67%	4.92%
MSCI All Country World ex-U.S. IMI (net)	31.96%	7.77%	8.37%
MSCI All Country World ex-U.S. Small Cap Index (net)	29.26%	6.91%	8.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 21, 2025
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 130,252,000
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 1,256,000
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 130,252
Number of portfolio holdings	130
Net advisory fees paid (in $000s)	$ 1,256
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Azimut Holding SpA	1.9%
Bizlink Holding Inc.	1.5%
CTS Eventim AG & Co. KGaA	1.5%
OBIC Business Consultants Co. Ltd.	1.4%
flatexDEGIRO AG	1.4%
Hon. Precision, Inc	1.4%
Dassault Aviation SA	1.4%
Brunello Cucinelli SpA	1.3%
Bufab AB	1.3%
Definity Financial Corp.	1.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Azimut Holding SpA	1.9%
Bizlink Holding Inc.	1.5%
CTS Eventim AG & Co. KGaA	1.5%
OBIC Business Consultants Co. Ltd.	1.4%
flatexDEGIRO AG	1.4%
Hon. Precision, Inc	1.4%
Dassault Aviation SA	1.4%
Brunello Cucinelli SpA	1.3%
Bufab AB	1.3%
Definity Financial Corp.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective March 21, 2025,

the Fund's adviser changed its definition of a small cap company to a company that has a float adjusted market capitalization at the time of purchase no larger than the greater of $5 billion or the largest capitalized company included in the MSCI ACWI ex US Small Cap Index (net).

Material Fund Change Adviser [Text Block]	Effective March 21, 2025,

the Fund's adviser changed its definition of a small cap company to a company that has a float adjusted market capitalization at the time of purchase no larger than the greater of $5 billion or the largest capitalized company included in the MSCI ACWI ex US Small Cap Index (net).
William Blair Emerging Markets Leaders Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsLeaders Fund
Class Name	Class I
Trading Symbol	WBELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class I	$ 112	0.99%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.43% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 33.57%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark during the year was driven by a combination of stock selection in Consumer Discretionary and Industrials, and sector allocation effects. Weak stock selection within Consumer Discretionary and Industrials were the primary drivers of underperformance. From a sector allocation perspective, an underweight to Materials and an overweight to Information Technology also weighed on relative returns.
TOP PERFORMANCE DETRACTORS
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Meituan
is the leading Chinese online platform for food delivery and local services, and it also offers hotel and travel booking services. The company underperformed in 2025, primarily due to intensifying competitive pressure, most notably a price war initiated by JD.com, which drove margin compression and weighed on earnings expectations. Broader weakness across the Chinese consumer further exacerbated the stock’s decline, as did rising competitive threats. We exited the position on expectations for further downward pressure.
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Voltronic Power Technology
is a white-label, outsourced designer and manufacturer of uninterrupted power supply units and power inverters used in applications including solar, energy storage, and electrical vehicle chargers. The stock underperformed during the year following rising competition, particularly from China, and weakening end-market demand. The position was exited on near-term weakness.
WEG
is a Brazilian manufacturer of industrial machinery. The company provides products including electric motors, power and distribution transformers, large motors, direct current motors, generators, drives, programmable controllers, electric panels, and electrical components. The stock’s underperformance was in part driven by a challenging geopolitical backdrop coupled with negative currency effects. Margin compression also weighed on profitability, largely due to higher raw material costs. The position was exited during the period.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Eurobank Ergasias Services
is one of four systemic Greek banks that benefit from above-average growth in the eurozone. It offers retail and commercial banking, asset management, investment banking, and insurance services in Greece. It is differentiated from other Greek banks through its M&A-focused expansion strategy outside of Greece, which is focused on Cyprus and Bulgaria. The bank benefits from scale and has a track record of strong capital allocation leading to above-average growth and returns.
Delta Electronics
delivered robust returns as demand for AI data center infrastructure, power electronics, and liquid cooling systems accelerated, with disciplined margin execution further reinforcing investor confidence. The position was exited on valuation concerns following a period of strong performance.
ASPEED Technology
contributed the most amid strong performance, as the company benefited from accelerating demand for AI server infrastructure and continued strength in enterprise cloud spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class I	26.43%	-0.51%	6.64%
MSCI Emerging Markets Index (net)	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 95,763,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 990,000
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 95,763
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 990
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Tencent Holdings Ltd.	6.8%
SK Hynix, Inc.	4.3%
Samsung Electronics Co. Ltd.	3.7%
Alibaba Group Holding Ltd.	3.4%
HDFC Bank Ltd.	2.8%
Bharti Airtel Ltd.	2.7%
NU Holdings Ltd.	2.6%
NetEase, Inc.	2.6%
Contemporary Amperex Technology Co. Ltd.	2.4%
Sector Allocation
Geographic
Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Tencent Holdings Ltd.	6.8%
SK Hynix, Inc.	4.3%
Samsung Electronics Co. Ltd.	3.7%
Alibaba Group Holding Ltd.	3.4%
HDFC Bank Ltd.	2.8%
Bharti Airtel Ltd.	2.7%
NU Holdings Ltd.	2.6%
NetEase, Inc.	2.6%
Contemporary Amperex Technology Co. Ltd.	2.4%

William Blair Emerging Markets Leaders Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsLeaders Fund
Class Name	Class N
Trading Symbol	WELNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class N	$ 140	1.24%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.05% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 33.57%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark during the year was driven by a combination of stock selection in Consumer Discretionary and Industrials, and sector allocation effects. Weak stock selection within Consumer Discretionary and Industrials were the primary drivers of underperformance. From a sector allocation perspective, an underweight to Materials and an overweight to Information Technology also weighed on relative returns.
TOP PERFORMANCE DETRACTORS
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Meituan
is the leading Chinese online platform for food delivery and local services, and it also offers hotel and travel booking services. The company underperformed in 2025, primarily due to intensifying competitive pressure, most notably a price war initiated by JD.com, which drove margin compression and weighed on earnings expectations. Broader weakness across the Chinese consumer further exacerbated the stock’s decline, as did rising competitive threats. We exited the position on expectations for further downward pressure.
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Voltronic Power Technology
is a white-label, outsourced designer and manufacturer of uninterrupted power supply units and power inverters used in applications including solar, energy storage, and electrical vehicle chargers. The stock underperformed during the year following rising competition, particularly from China, and weakening end-market demand. The position was exited on near-term weakness.
WEG
is a Brazilian manufacturer of industrial machinery. The company provides products including electric motors, power and distribution transformers, large motors, direct current motors, generators, drives, programmable controllers, electric panels, and electrical components. The stock’s underperformance was in part driven by a challenging geopolitical backdrop coupled with negative currency effects. Margin compression also weighed on profitability, largely due to higher raw material costs. The position was exited during the period.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Eurobank Ergasias Services
is one of four systemic Greek banks that benefit from above-average growth in the eurozone. It offers retail and commercial banking, asset management, investment banking, and insurance services in Greece. It is differentiated from other Greek banks through its M&A-focused expansion strategy outside of Greece, which is focused on Cyprus and Bulgaria. The bank benefits from scale and has a track record of strong capital allocation leading to above-average growth and returns.
Delta Electronics
delivered robust returns as demand for AI data center infrastructure, power electronics, and liquid cooling systems accelerated, with disciplined margin execution further reinforcing investor confidence. The position was exited on valuation concerns following a period of strong performance.
ASPEED Technology
contributed the most amid strong performance, as the company benefited from accelerating demand for AI server infrastructure and continued strength in enterprise cloud spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class N	26.05%	-0.77%	6.35%
MSCI Emerging Markets Index (net)	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 95,763,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 990,000
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 95,763
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 990
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Tencent Holdings Ltd.	6.8%
SK Hynix, Inc.	4.3%
Samsung Electronics Co. Ltd.	3.7%
Alibaba Group Holding Ltd.	3.4%
HDFC Bank Ltd.	2.8%
Bharti Airtel Ltd.	2.7%
NU Holdings Ltd.	2.6%
NetEase, Inc.	2.6%
Contemporary Amperex Technology Co. Ltd.	2.4%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Tencent Holdings Ltd.	6.8%
SK Hynix, Inc.	4.3%
Samsung Electronics Co. Ltd.	3.7%
Alibaba Group Holding Ltd.	3.4%
HDFC Bank Ltd.	2.8%
Bharti Airtel Ltd.	2.7%
NU Holdings Ltd.	2.6%
NetEase, Inc.	2.6%
Contemporary Amperex Technology Co. Ltd.	2.4%

William Blair Emerging Markets Leaders Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsLeaders Fund
Class Name	Class R6
Trading Symbol	WELIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Leaders Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Leaders Fund Class R6	$ 106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 26.42% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index (net), which returned 33.57%. The Fund's benchmark is also a broad measure of market performance.
The Fund’s underperformance versus its benchmark during the year was driven by a combination of stock selection in Consumer Discretionary and Industrials, and sector allocation effects. Weak stock selection within Consumer Discretionary and Industrials were the primary drivers of underperformance. From a sector allocation perspective, an underweight to Materials and an overweight to Information Technology also weighed on relative returns.
TOP PERFORMANCE DETRACTORS
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Meituan
is the leading Chinese online platform for food delivery and local services, and it also offers hotel and travel booking services. The company underperformed in 2025, primarily due to intensifying competitive pressure, most notably a price war initiated by JD.com, which drove margin compression and weighed on earnings expectations. Broader weakness across the Chinese consumer further exacerbated the stock’s decline, as did rising competitive threats. We exited the position on expectations for further downward pressure.
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Voltronic Power Technology
is a white-label, outsourced designer and manufacturer of uninterrupted power supply units and power inverters used in applications including solar, energy storage, and electrical vehicle chargers. The stock underperformed during the year following rising competition, particularly from China, and weakening end-market demand. The position was exited on near-term weakness.
WEG
is a Brazilian manufacturer of industrial machinery. The company provides products including electric motors, power and distribution transformers, large motors, direct current motors, generators, drives, programmable controllers, electric panels, and electrical components. The stock’s underperformance was in part driven by a challenging geopolitical backdrop coupled with negative currency effects. Margin compression also weighed on profitability, largely due to higher raw material costs. The position was exited during the period.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Eurobank Ergasias Services
is one of four systemic Greek banks that benefit from above-average growth in the eurozone. It offers retail and commercial banking, asset management, investment banking, and insurance services in Greece. It is differentiated from other Greek banks through its M&A-focused expansion strategy outside of Greece, which is focused on Cyprus and Bulgaria. The bank benefits from scale and has a track record of strong capital allocation leading to above-average growth and returns.
Delta Electronics
delivered robust returns as demand for AI data center infrastructure, power electronics, and liquid cooling systems accelerated, with disciplined margin execution further reinforcing investor confidence. The position was exited on valuation concerns following a period of strong performance.
ASPEED Technology
contributed the most amid strong performance, as the company benefited from accelerating demand for AI server infrastructure and continued strength in enterprise cloud spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Leaders Fund Class R6	26.42%	-0.46%	6.68%
MSCI Emerging Markets Index (net)	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 95,763,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 990,000
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 95,763
Number of portfolio holdings	51
Net advisory fees paid (in $000s)	$ 990
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Tencent Holdings Ltd.	6.8%
SK Hynix, Inc.	4.3%
Samsung Electronics Co. Ltd.	3.7%
Alibaba Group Holding Ltd.	3.4%
HDFC Bank Ltd.	2.8%
Bharti Airtel Ltd.	2.7%
NU Holdings Ltd.	2.6%
NetEase, Inc.	2.6%
Contemporary Amperex Technology Co. Ltd.	2.4%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.8%
Tencent Holdings Ltd.	6.8%
SK Hynix, Inc.	4.3%
Samsung Electronics Co. Ltd.	3.7%
Alibaba Group Holding Ltd.	3.4%
HDFC Bank Ltd.	2.8%
Bharti Airtel Ltd.	2.7%
NU Holdings Ltd.	2.6%
NetEase, Inc.	2.6%
Contemporary Amperex Technology Co. Ltd.	2.4%

William Blair Emerging Markets Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsGrowth Fund
Class Name	Class I
Trading Symbol	WBEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class I	$ 111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 25.18% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 31.38%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark during the year was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection effect within Consumer Discretionary and Financials, coupled with an underweight to Materials. These negative effects were partially offset by strong stock selection effect within information technology and sector overweighting.
TOP PERFORMANCE DETRACTORS
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns over the new administration reshuffle and sovereign wealth fund Danantara implementation.
ICICI Bank
, one of India’s largest private sector banks, underperformed due to margin compression and a normalization in loan growth. Investor concerns about rate cuts and asset quality weighed on sentiment.
Banco Galicia
, along with broader Argentine equities, posted strong gains in 2024 amid optimism about political change and early signs of macro stabilization. However, in 2025, the stock corrected as market enthusiasm moderated amid rising concerns about inflation, policy execution, and renewed currency volatility, which triggered profit-taking.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Delta Electronics
’
stock rally this year was supported by robust demand for AI data center infrastructure, power electronics, and high-voltage direct current solutions. The company’s expansion in Southeast Asia and disciplined margin execution have further reinforced investor confidence.
Taiwan Semiconductor Manufacturing Co. Ltd.
, a multinational semiconductor contract manufacturing and design company, added meaningfully on sustained demand for advanced semiconductor nodes and high-performance computing chips, benefiting from the ramp-up of 3 nm technology and progress toward 2 nm, which reinforced its leadership and supported record revenue growth.
Hanwha Aerospace
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending. Strategic consolidation of Hanwha Ocean and positive analyst upgrades boosted investor confidence and drove the share price outperformance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class I	25.18%	1.05%	8.52%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,014,486,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 7,461,000
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,014,486
Number of portfolio holdings	112
Net advisory fees paid (in $000s)	$ 7,461
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Alibaba Group Holding Ltd.	3.9%
Naspers Limited	2.1%
Bharti Airtel Ltd.	1.5%
HDFC Bank Ltd.	1.5%
Reliance Industries Ltd.	1.5%
ICICI Bank Ltd.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Alibaba Group Holding Ltd.	3.9%
Naspers Limited	2.1%
Bharti Airtel Ltd.	1.5%
HDFC Bank Ltd.	1.5%
Reliance Industries Ltd.	1.5%
ICICI Bank Ltd.	1.5%

Emerging William Blair Markets Growth Fund - Class N
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsGrowth Fund
Class Name	Class N
Trading Symbol	WBENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class N	$ 139	1.24%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 24.84% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 31.38%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark during the year was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection effect within Consumer Discretionary and Financials, coupled with an underweight to Materials. These negative effects were partially offset by strong stock selection effect within information technology and sector overweighting.
TOP PERFORMANCE DETRACTORS
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns over the new administration reshuffle and sovereign wealth fund Danantara implementation.
ICICI Bank
, one of India’s largest private sector banks, underperformed due to margin compression and a normalization in loan growth. Investor concerns about rate cuts and asset quality weighed on sentiment.
Banco Galicia
, along with broader Argentine equities, posted strong gains in 2024 amid optimism about political change and early signs of macro stabilization. However, in 2025, the stock corrected as market enthusiasm moderated amid rising concerns about inflation, policy execution, and renewed currency volatility, which triggered profit-taking.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Delta Electronics
’
stock rally this year was supported by robust demand for AI data center infrastructure, power electronics, and high-voltage direct current solutions. The company’s expansion in Southeast Asia and disciplined margin execution have further reinforced investor confidence.
Taiwan Semiconductor Manufacturing Co. Ltd.
, a multinational semiconductor contract manufacturing and design company, added meaningfully on sustained demand for advanced semiconductor nodes and high-performance computing chips, benefiting from the ramp-up of 3 nm technology and progress toward 2 nm, which reinforced its leadership and supported record revenue growth.
Hanwha Aerospace
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending. Strategic consolidation of Hanwha Ocean and positive analyst upgrades boosted investor confidence and drove the share price outperformance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class N	24.84%	0.80%	8.24%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,014,486,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 7,461,000
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,014,486
Number of portfolio holdings	112
Net advisory fees paid (in $000s)	$ 7,461
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Alibaba Group Holding Ltd.	3.9%
Naspers Limited	2.1%
Bharti Airtel Ltd.	1.5%
HDFC Bank Ltd.	1.5%
Reliance Industries Ltd.	1.5%
ICICI Bank Ltd.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Alibaba Group Holding Ltd.	3.9%
Naspers Limited	2.1%
Bharti Airtel Ltd.	1.5%
HDFC Bank Ltd.	1.5%
Reliance Industries Ltd.	1.5%
ICICI Bank Ltd.	1.5%

William Blair Emerging Markets Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsGrowth Fund
Class Name	Class R6
Trading Symbol	BIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Growth Fund Class R6	$ 106	0.94%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 25.23% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets IMI (net), which returned 31.38%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark during the year was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection effect within Consumer Discretionary and Financials, coupled with an underweight to Materials. These negative effects were partially offset by strong stock selection effect within information technology and sector overweighting.
TOP PERFORMANCE DETRACTORS
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. The stock detracted in the fourth quarter after the company delivered weaker-than-expected margins due to losses in quick commerce and investments in cloud.
Trip.com
is China’s leading online travel agency, with a dominant market share. While fundamental performance continues to benefit from the structural growth in Chinese consumers’ travel spending, the stock price declined earlier in the year after management reduced expected margins as it is looking to expand the platform internationally. More recently, fluctuations in market perception of artificial intelligence (“AI”) disruption risk are expected to weigh on near-term multiples, creating stock overhang.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns over the new administration reshuffle and sovereign wealth fund Danantara implementation.
ICICI Bank
, one of India’s largest private sector banks, underperformed due to margin compression and a normalization in loan growth. Investor concerns about rate cuts and asset quality weighed on sentiment.
Banco Galicia
, along with broader Argentine equities, posted strong gains in 2024 amid optimism about political change and early signs of macro stabilization. However, in 2025, the stock corrected as market enthusiasm moderated amid rising concerns about inflation, policy execution, and renewed currency volatility, which triggered profit-taking.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based AI enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance. Strong demand and pricing power supported continued earnings momentum.
Delta Electronics
’
stock rally this year was supported by robust demand for AI data center infrastructure, power electronics, and high-voltage direct current solutions. The company’s expansion in Southeast Asia and disciplined margin execution have further reinforced investor confidence.
Taiwan Semiconductor Manufacturing Co. Ltd.
, a multinational semiconductor contract manufacturing and design company, added meaningfully on sustained demand for advanced semiconductor nodes and high-performance computing chips, benefiting from the ramp-up of 3 nm technology and progress toward 2 nm, which reinforced its leadership and supported record revenue growth.
Hanwha Aerospace
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending. Strategic consolidation of Hanwha Ocean and positive analyst upgrades boosted investor confidence and drove the share price outperformance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Growth Fund Class R6	25.23%	1.11%	8.59%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 1,014,486,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 7,461,000
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 1,014,486
Number of portfolio holdings	112
Net advisory fees paid (in $000s)	$ 7,461
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Alibaba Group Holding Ltd.	3.9%
Naspers Limited	2.1%
Bharti Airtel Ltd.	1.5%
HDFC Bank Ltd.	1.5%
Reliance Industries Ltd.	1.5%
ICICI Bank Ltd.	1.5%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.7%
Tencent Holdings Ltd.	6.5%
Samsung Electronics Co. Ltd.	5.0%
SK Hynix, Inc.	4.0%
Alibaba Group Holding Ltd.	3.9%
Naspers Limited	2.1%
Bharti Airtel Ltd.	1.5%
HDFC Bank Ltd.	1.5%
Reliance Industries Ltd.	1.5%
ICICI Bank Ltd.	1.5%

William Blair Emerging Markets ex China Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging Marketsex China Growth Fund
Class Name	Class I
Trading Symbol	WXCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class I	$ 113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 28.18% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 31.42%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark during the year was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Consumer Discretionary and Financials, coupled with an overweight to Consumer Discretionary and an underweight to Materials.
TOP PERFORMANCE DETRACTORS
The Indian Hotels Co.
’s shares declined as margin pressure and weaker-than-expected earnings offset robust top-line growth. Wage inflation, cancellations, and operational inefficiencies weighed on profitability, while broader weakness in Indian mid-cap equities added to the headwind.
Naspers
detracted due to the lack of exposure throughout the year, especially as the stock rallied on the back of its Tencent exposure and narrowing holding company discount.
Eternal
’s weakness was primarily driven by increasing capital‑led competitive intensity and near‑term margin compression in food delivery and quick commerce.
Grupo Financiero Galicia SA
and
Banco Bbva Argentina SA
, Argentine banks, were significant detractors to relative returns due to investor caution around Argentina’s financial sector and broad macroeconomic and foreign exchange headwinds amid a weakening peso.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns over the new administration reshuffle and sovereign wealth fund Danantara implementation.
ICICI Bank
, one of India’s largest private sector banks, underperformed due to margin compression and a normalization in loan growth. Investor concerns around asset quality weighed on sentiment.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance.

Strong demand and pricing power supported continued earnings momentum.
Delta Electronics
delivered robust returns as demand for AI data center infrastructure, power electronics, and liquid cooling systems accelerated
, with disciplined margin execution further reinforcing investor confidence.
Taiwan Semiconductor Manufacturing Co. Ltd.
(“TSMC”), a multinational semiconductor contract manufacturing and design company, added meaningfully on sustained demand for advanced semiconductor nodes and high-performance computing chips, benefiting from the ramp-up of 3 nm technology and progress toward 2 nm, which reinforced its leadership and supported record revenue growth.
Elite Material
, a manufacturer of copper clad laminates, advanced on the build-out of AI infrastructure, as next-generation server and networking platforms required increasingly complex, high-layer PCBs, driving volume growth and margin expansion.
Hanwha Aerospace Co Ltd.
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending. Strategic consolidation of Hanwha Ocean and positive analyst upgrades boosted investor confidence and drove the share price outperformance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class I	28.18%	16.88%
MSCI Emerging Markets ex-China IMI (net)	31.42%	15.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 57,589,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 47,000
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 57,589
Number of portfolio holdings	95
Net advisory fees paid (in $000s)	$ 47
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	6.1%
SK Hynix, Inc.	5.3%
HDFC Bank Ltd.	2.2%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Delta Electronics, Inc.	1.9%
Sea Ltd.	1.8%
ICICI Bank Ltd.	1.8%
Naspers Limited	1.8%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	6.1%
SK Hynix, Inc.	5.3%
HDFC Bank Ltd.	2.2%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Delta Electronics, Inc.	1.9%
Sea Ltd.	1.8%
ICICI Bank Ltd.	1.8%
Naspers Limited	1.8%

William Blair Emerging Markets ex China Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging Marketsex China Growth Fund
Class Name	Class R6
Trading Symbol	WXCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets ex China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets ex China Growth Fund Class R6	$ 107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 28.25% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets ex-China IMI (net), which returned 31.42%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark during the year was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Consumer Discretionary and Financials, coupled with an overweight to Consumer Discretionary and an underweight to Materials.
TOP PERFORMANCE DETRACTORS
The Indian Hotels Co.
’s shares declined as margin pressure and weaker-than-expected earnings offset robust top-line growth. Wage inflation, cancellations, and operational inefficiencies weighed on profitability, while broader weakness in Indian mid-cap equities added to the headwind.
Naspers
detracted due to the lack of exposure throughout the year, especially as the stock rallied on the back of its Tencent exposure and narrowing holding company discount.
Eternal
’s weakness was primarily driven by increasing capital‑led competitive intensity and near‑term margin compression in food delivery and quick commerce.
Grupo Financiero Galicia SA
and
Banco Bbva Argentina SA
, Argentine banks, were significant detractors to relative returns due to investor caution around Argentina’s financial sector and broad macroeconomic and foreign exchange headwinds amid a weakening peso.
Bank Central Asia
, Indonesia’s largest private bank, declined amid a deteriorated macroeconomic backdrop in Indonesia, rupiah weakness, and investor concerns over the new administration reshuffle and sovereign wealth fund Danantara implementation.
ICICI Bank
, one of India’s largest private sector banks, underperformed due to margin compression and a normalization in loan growth. Investor concerns around asset quality weighed on sentiment.
TOP PERFORMANCE CONTRIBUTORS
SK Hynix
is a South Korea–based artificial intelligence (“AI”) enabler and a pure-play manufacturer of memory semiconductors focusing on DRAM and NAND. The stock appreciated on expectations for continued AI demand and tailwinds for Korean equities following the presidential election in early June, which brought hopes of an increase in political stability and investor-friendly reforms in corporate governance.

Strong demand and pricing power supported continued earnings momentum.
Delta Electronics
delivered robust returns as demand for AI data center infrastructure, power electronics, and liquid cooling systems accelerated, with disciplined margin execution further reinforcing investor confidence.
Taiwan Semiconductor Manufacturing Co. Ltd.
(“TSMC”), a multinational semiconductor contract manufacturing and design company, added meaningfully on sustained demand for advanced semiconductor nodes and high-performance computing chips, benefiting from the ramp-up of 3 nm technology and progress toward 2 nm, which reinforced its leadership and supported record revenue growth.
Elite Material
, a manufacturer of copper clad laminates, advanced on the build-out of AI infrastructure, as next-generation server and networking platforms required increasingly complex, high-layer PCBs, driving volume growth and margin expansion.
Hanwha Aerospace Co Ltd.
is the leading South Korean defense and aerospace manufacturer. The company benefited from rising demand for aerospace and defense systems, particularly amid heightened geopolitical tensions and increased global defense spending. Strategic consolidation of Hanwha Ocean and positive analyst upgrades boosted investor confidence and drove the share price outperformance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets ex China Growth Fund Class R6	28.25%	16.96%
MSCI Emerging Markets ex-China IMI (net)	31.42%	15.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 57,589,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 47,000
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 57,589
Number of portfolio holdings	95
Net advisory fees paid (in $000s)	$ 47
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	6.1%
SK Hynix, Inc.	5.3%
HDFC Bank Ltd.	2.2%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Delta Electronics, Inc.	1.9%
Sea Ltd.	1.8%
ICICI Bank Ltd.	1.8%
Naspers Limited	1.8%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	6.1%
SK Hynix, Inc.	5.3%
HDFC Bank Ltd.	2.2%
MercadoLibre, Inc.	2.0%
Bharti Airtel Ltd.	1.9%
Delta Electronics, Inc.	1.9%
Sea Ltd.	1.8%
ICICI Bank Ltd.	1.8%
Naspers Limited	1.8%

William Blair Emerging Markets Small Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsSmall Cap Growth Fund
Class Name	Class I
Trading Symbol	BESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class I	$ 123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.94% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 18.58% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 31.38%.
Underperformance versus the benchmark was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Financials, Industrials, and Health Care. Within financials, stock selection within capital market names and banks was the main drag to relative performance. Partially mitigating these negative effects was the positive stock selection effect in Materials and Taiwan. The Financials overweighting and allocation effect in technology also added to relative results.
TOP PERFORMANCE DETRACTORS
Central Depository Services India Ltd
, a key infrastructure provider for India’s capital markets, underperformed due to weakening operating momentum as slowing transaction volumes and elevated technology costs pressured margins.
Kfin Technologies
, another Indian capital market firm, declined on margin contraction and slower‑than‑expected client acquisition in a competitive market leading to margin contraction.
Bank Syariah Indonesia
(BSI), the country’s largest Sharia‑compliant bank, was a drag as loan growth decelerated and funding‑cost headwinds persisted.
Transformers & Rectifiers India
, an Indian power‑equipment manufacturer, corrected after the company delivered weaker-than-expected fiscal second quarter 2026 results, as order inflow fell while working‑capital and staff and other expenses pressed profitability.
HD Hyundai Marine Solution Co. Ltd
, Korea’s marine services and ship lifecycle‑management provider, detracted amid a share placement earlier in the year and as order timing and retrofit mix skewed less favorably into the year‑end, despite long-term tailwinds from the shipbuilding cycle and the shift to dual-fuel engines.
In Brazil,
Marcopolo
, the bus and coach manufacturer, lagged due to weaker domestic volume growth and ongoing elevated interest rates.
Anthem Biosciences
, an India‑based CDMO, was a notable detractor. The stock underperformed as revenue momentum disappointed, with destocking at a key client Pfizer, flat orders at AbbVie and new wins progressing more gradually than expected.
TOP PERFORMANCE CONTRIBUTORS
Industrias Peñoles
, Mexico’s diversified miner, benefited from favorable precious metals pricing and solid production trends, with cost discipline and operational improvements supporting sustained margin expansion.
Fresnillo
, a leading silver producer, added on robust silver prices and operational enhancements that improved output reliability and underpinned free cash flow resilience.
Pan African Resources
, the South African gold producer, outperformed amid favorable gold price environment and the company’s strong execution as steady production and tight grade control translated into reliable cash generation.
ASPEED Technology
, the server‑management silicon leader (BMCs), benefited from hyperscalers and enterprise artificial intelligence (“AI”) server build‑outs, content gains in next‑gen platforms, and disciplined pricing, which supported resilient gross margins.
Hon Precision
contributed as AI server programs scaled, shifting mix away from legacy consumer electronics and improving profitability at rack/system level.
Taiwan Union Technology
(TUC) was boosted by strong orders, high utilization for high‑layer server and networking boards, as well as customer wins. Furthermore, adoption of low‑loss, high‑reliability materials meeting AI data center specifications supported sustained margin expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class I	13.94%	4.67%	7.47%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%
MSCI Emerging Markets Small Cap Index (net)	18.58%	8.43%	8.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 367,783,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 3,089,000
Investment Company, Portfolio Turnover	261.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 367,783
Number of portfolio holdings	121
Net advisory fees paid (in $000s)	$ 3,089
Portfolio turnover rate	261%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASELSAN Elektronik Sanayi ve Ticaret A.S.	2.3%
GE Vernova T&D India Ltd.	2.1%
Hon. Precision, Inc	2.1%
Neway Valve (Suzhou) Co., Ltd.	2.0%
JB Financial Group Co. Ltd.	1.8%
BNK Financial Group, Inc.	1.8%
Laureate Education, Inc.	1.8%
Taiwan Union Technology Corporation	1.8%
Airtel Africa PLC	1.7%
Karur Vysya Bank Ltd.	1.7%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
ASELSAN Elektronik Sanayi ve Ticaret A.S.	2.3%
GE Vernova T&D India Ltd.	2.1%
Hon. Precision, Inc	2.1%
Neway Valve (Suzhou) Co., Ltd.	2.0%
JB Financial Group Co. Ltd.	1.8%
BNK Financial Group, Inc.	1.8%
Laureate Education, Inc.	1.8%
Taiwan Union Technology Corporation	1.8%
Airtel Africa PLC	1.7%
Karur Vysya Bank Ltd.	1.7%

William Blair Emerging Markets Small Cap Growth Fund-Class N
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsSmall Cap Growth Fund
Class Name	Class N
Trading Symbol	WESNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class N (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class N	$ 150	1.40%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.68% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 18.58% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 31.38%.
Underperformance versus the benchmark was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Financials, Industrials, and Health Care. Within financials, stock selection within capital market names and banks was the main drag to relative performance. Partially mitigating these negative effects was the positive stock selection effect in Materials and Taiwan. The Financials overweighting and allocation effect in technology also added to relative results. TOP PERFORMANCE DETRACTORS
Central Depository Services India Ltd
, a key infrastructure provider for India’s capital markets, underperformed due to weakening operating momentum as slowing transaction volumes and elevated technology costs pressured margins.
Kfin Technologies
, another Indian capital market firm, declined on margin contraction and slower‑than‑expected client acquisition in a competitive market leading to margin contraction.
Bank Syariah Indonesia
(BSI), the country’s largest Sharia‑compliant bank, was a drag as loan growth decelerated and funding‑cost headwinds persisted.
Transformers & Rectifiers India
, an Indian power‑equipment manufacturer, corrected after the company delivered weaker-than-expected fiscal second quarter 2026 results, as order inflow fell while working‑capital and staff and other expenses pressed profitability.
HD Hyundai Marine Solution Co. Ltd
, Korea’s marine services and ship lifecycle‑management provider, detracted amid a share placement earlier in the year and as order timing and retrofit mix skewed less favorably into the year‑end, despite long-term tailwinds from the shipbuilding cycle and the shift to dual-fuel engines.
In Brazil,
Marcopolo
, the bus and coach manufacturer, lagged due to weaker domestic volume growth and ongoing elevated interest rates.
Anthem Biosciences
, an India‑based CDMO, was a notable detractor. The stock underperformed as revenue momentum disappointed, with destocking at a key client Pfizer, flat orders at AbbVie and new wins progressing more gradually than expected.
TOP PERFORMANCE CONTRIBUTORS
Industrias Peñoles
, Mexico’s diversified miner, benefited from favorable precious metals pricing and solid production trends, with cost discipline and operational improvements supporting sustained margin expansion.
Fresnillo
, a leading silver producer, added on robust silver prices and operational enhancements that improved output reliability and underpinned free cash flow resilience.
Pan African Resources
, the South African gold producer, outperformed amid favorable gold price environment and the company’s strong execution as steady production and tight grade control translated into reliable cash generation.
ASPEED Technology
, the server‑management silicon leader (BMCs), benefited from hyperscalers and enterprise artificial intelligence (“AI”) server build‑outs, content gains in next‑gen platforms, and disciplined pricing, which supported resilient gross margins.
Hon Precision
contributed as AI server programs scaled, shifting mix away from legacy consumer electronics and improving profitability at rack/system level.
Taiwan Union Technology
(TUC) was boosted by strong orders, high utilization for high‑layer server and networking boards, as well as customer wins. Furthermore, adoption of low‑loss, high‑reliability materials meeting AI data center specifications supported sustained margin expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class N	13.68%	4.41%	7.19%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%
MSCI Emerging Markets Small Cap Index (net)	18.58%	8.43%	8.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 367,783,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 3,089,000
Investment Company, Portfolio Turnover	261.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 367,783
Number of portfolio holdings	121
Net advisory fees paid (in $000s)	$ 3,089
Portfolio turnover rate	261%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASELSAN Elektronik Sanayi ve Ticaret A.S.	2.3%
GE Vernova T&D India Ltd.	2.1%
Hon. Precision, Inc	2.1%
Neway Valve (Suzhou) Co., Ltd.	2.0%
JB Financial Group Co. Ltd.	1.8%
BNK Financial Group, Inc.	1.8%
Laureate Education, Inc.	1.8%
Taiwan Union Technology Corporation	1.8%
Airtel Africa PLC	1.7%
Karur Vysya Bank Ltd.	1.7%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
ASELSAN Elektronik Sanayi ve Ticaret A.S.	2.3%
GE Vernova T&D India Ltd.	2.1%
Hon. Precision, Inc	2.1%
Neway Valve (Suzhou) Co., Ltd.	2.0%
JB Financial Group Co. Ltd.	1.8%
BNK Financial Group, Inc.	1.8%
Laureate Education, Inc.	1.8%
Taiwan Union Technology Corporation	1.8%
Airtel Africa PLC	1.7%
Karur Vysya Bank Ltd.	1.7%

William Blair Emerging Markets Small Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsSmall Cap Growth Fund
Class Name	Class R6
Trading Symbol	WESJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Small Cap Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Small Cap Growth Fund Class R6	$ 118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.99% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Small Cap Index (net), which returned 18.58% and underperformed the MSCI Emerging Markets IMI (net), a broad measure of market performance, which returned 31.38%.
Underperformance versus the benchmark was primarily driven by weak performance in the first quarter amid strong style headwinds and sharp country rotation. From a sector perspective, the underperformance was primarily driven by negative stock selection within Financials, Industrials, and Health Care. Within financials, stock selection within capital market names and banks was the main drag to relative performance. Partially mitigating these negative effects was the positive stock selection effect in Materials and Taiwan. The Financials overweighting and allocation effect in technology also added to relative results.
TOP PERFORMANCE DETRACTORS
Central Depository Services India Ltd
, a key infrastructure provider for India’s capital markets, underperformed due to weakening operating momentum as slowing transaction volumes and elevated technology costs pressured margins.
Kfin Technologies
, another Indian capital market firm, declined on margin contraction and slower‑than‑expected client acquisition in a competitive market leading to margin contraction.
Bank Syariah Indonesia
(BSI), the country’s largest Sharia‑compliant bank, was a drag as loan growth decelerated and funding‑cost headwinds persisted.
Transformers & Rectifiers India
, an Indian power‑equipment manufacturer, corrected after the company delivered weaker-than-expected fiscal second quarter 2026 results, as order inflow fell while working‑capital and staff and other expenses pressed profitability.
HD Hyundai Marine Solution Co. Ltd
, Korea’s marine services and ship lifecycle‑management provider, detracted amid a share placement earlier in the year and as order timing and retrofit mix skewed less favorably into the year‑end, despite long-term tailwinds from the shipbuilding cycle and the shift to dual-fuel engines.
In Brazil,
Marcopolo
, the bus and coach manufacturer, lagged due to weaker domestic volume growth and ongoing elevated interest rates.
Anthem Biosciences
, an India‑based CDMO, was a notable detractor. The stock underperformed as revenue momentum disappointed, with destocking at a key client Pfizer, flat orders at AbbVie and new wins progressing more gradually than expected.
TOP PERFORMANCE CONTRIBUTORS
Industrias Peñoles
, Mexico’s diversified miner, benefited from favorable precious metals pricing and solid production trends, with cost discipline and operational improvements supporting sustained margin expansion.
Fresnillo
, a leading silver producer, added on robust silver prices and operational enhancements that improved output reliability and underpinned free cash flow resilience.
Pan African Resources
, the South African gold producer, outperformed amid favorable gold price environment and the company’s strong execution as steady production and tight grade control translated into reliable cash generation.
ASPEED Technology
, the server‑management silicon leader (BMCs), benefited from hyperscalers and enterprise artificial intelligence (“AI”) server build‑outs, content gains in next‑gen platforms, and disciplined pricing, which supported resilient gross margins.
Hon Precision
contributed as AI server programs scaled, shifting mix away from legacy consumer electronics and improving profitability at rack/system level.
Taiwan Union Technology
(TUC) was boosted by strong orders, high utilization for high‑layer server and networking boards, as well as customer wins. Furthermore, adoption of low‑loss, high‑reliability materials meeting AI data center specifications supported sustained margin expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Emerging Markets Small Cap Growth Fund Class R6	13.99%	4.73%	7.53%
MSCI Emerging Markets IMI (net)	31.38%	4.66%	8.37%
MSCI Emerging Markets Small Cap Index (net)	18.58%	8.43%	8.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 367,783,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 3,089,000
Investment Company, Portfolio Turnover	261.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 367,783
Number of portfolio holdings	121
Net advisory fees paid (in $000s)	$ 3,089
Portfolio turnover rate	261%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
ASELSAN Elektronik Sanayi ve Ticaret A.S.	2.3%
GE Vernova T&D India Ltd.	2.1%
Hon. Precision, Inc	2.1%
Neway Valve (Suzhou) Co., Ltd.	2.0%
JB Financial Group Co. Ltd.	1.8%
BNK Financial Group, Inc.	1.8%
Laureate Education, Inc.	1.8%
Taiwan Union Technology Corporation	1.8%
Airtel Africa PLC	1.7%
Karur Vysya Bank Ltd.	1.7%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
ASELSAN Elektronik Sanayi ve Ticaret A.S.	2.3%
GE Vernova T&D India Ltd.	2.1%
Hon. Precision, Inc	2.1%
Neway Valve (Suzhou) Co., Ltd.	2.0%
JB Financial Group Co. Ltd.	1.8%
BNK Financial Group, Inc.	1.8%
Laureate Education, Inc.	1.8%
Taiwan Union Technology Corporation	1.8%
Airtel Africa PLC	1.7%
Karur Vysya Bank Ltd.	1.7%

William Blair China Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair China Growth Fund
Class Name	Class I
Trading Symbol	WICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair China Growth Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class I	$ 111	0.99%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 24.25% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI China All Shares Index (net), which returned 28.94%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark was driven by a combination of allocation and stock selection effects. An underweight allocation to Materials, overweight allocation and stock selection to Consumer Discretionary, and negative stock selection within Financials were the primary drivers of underperformance. Partially offsetting these effects was an underweight allocation to Real Estate, coupled with positive stock selection within Information Technology.
TOP PERFORMANCE DETRACTORS
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. Alibaba detracted amid weaker fundamental performance in fiscal second quarter, driven by losses in quick commerce. The stock underperformed despite robust artificial intelligence (“AI”) demand driving cloud revenue acceleration 34% year-over-year and upbeat management outlook on AI supply demand dynamics.
East Money
operates an online financial information platform. East Money’s products include internet advertising and financial data. East Money underperformed in 2025 mainly due to weaker-than-expected growth in its brokerage and wealth management businesses amid a sluggish Chinese equity market. Additionally, competitive pricing and higher operating costs weighed on margins.
Futu
, through its subsidiaries, offers an online brokerage platform that enables individual investors to trade in listed stocks. Futu reported solid top-line growth in 2025; however, profitability was pressured by lower commission rates and operating expenses rose significantly due to marketing and compliance costs, which weighed on margins.
TOP PERFORMANCE CONTRIBUTORS
Eoptolink Technology
is a leading optical transceiver manufacturer, with products covering up to 800G optical transceivers currently. Eoptolink is strategically positioned to benefit from the ramp-up in 400G/800G volumes, driven by its key customers’ deployment of these transceivers in AI infrastructure. Eoptolink’s strong performance was driven by surging demand for high-speed optical transceivers in AI data centers and cloud infrastructure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
China Growth Fund Class I	24.25%	-8.78%
MSCI China All Shares Index (net)	28.94%	-0.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 2,078,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 2,078
Number of portfolio holdings	48
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing p ercen
tage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	14.4%
Alibaba Group Holding Ltd.	10.3%
Contemporary Amperex Technology Co. Ltd.	3.4%
Zhongji Innolight Co. Ltd.	3.4%
Eoptolink Technology Inc., Ltd.	3.1%
NetEase, Inc.	3.1%
Zijin Mining Group Company Limited	2.6%
Foxconn Industrial Internet Co. Ltd.	2.4%
Trip.com Group Ltd.	2.4%
China Merchants Bank Co. Ltd.	2.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	14.4%
Alibaba Group Holding Ltd.	10.3%
Contemporary Amperex Technology Co. Ltd.	3.4%
Zhongji Innolight Co. Ltd.	3.4%
Eoptolink Technology Inc., Ltd.	3.1%
NetEase, Inc.	3.1%
Zijin Mining Group Company Limited	2.6%
Foxconn Industrial Internet Co. Ltd.	2.4%
Trip.com Group Ltd.	2.4%
China Merchants Bank Co. Ltd.	2.3%

William Blair China Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair China Growth Fund
Class Name	Class R6
Trading Symbol	WRCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair China Growth Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
China Growth Fund Class R6	$ 105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 24.21% (net of fees) for the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI China All Shares Index (net), which returned 28.94%. The Fund's benchmark is also a broad measure of market performance.
Underperformance versus its benchmark was driven by a combination of allocation and stock selection effects. An underweight allocation to Materials, overweight allocation and stock selection to Consumer Discretionary, and negative stock selection within Financials were the primary drivers of underperformance. Partially offsetting these effects was an underweight allocation to Real Estate, coupled with positive stock selection within Information Technology.
TOP PERFORMANCE DETRACTORS
Alibaba
is a major Chinese technology conglomerate with e-commerce, cloud, and digital media assets. Alibaba detracted amid weaker fundamental performance in fiscal second quarter, driven by losses in quick commerce. The stock underperformed despite robust artificial intelligence (“AI”) demand driving cloud revenue acceleration 34% year-over-year and upbeat management outlook on AI supply demand dynamics.
East Money
operates an online financial information platform. East Money’s products include internet advertising and financial data. East Money underperformed in 2025 mainly due to weaker-than-expected growth in its brokerage and wealth management businesses amid a sluggish Chinese equity market. Additionally, competitive pricing and higher operating costs weighed on margins.
Futu
, through its subsidiaries, offers an online brokerage platform that enables individual investors to trade in listed stocks. Futu reported solid top-line growth in 2025; however, profitability was pressured by lower commission rates and operating expenses rose significantly due to marketing and compliance costs, which weighed on margins.
TOP PERFORMANCE CONTRIBUTORS
Eoptolink Technology
is a leading optical transceiver manufacturer, with products covering up to 800G optical transceivers currently. Eoptolink is strategically positioned to benefit from the ramp-up in 400G/800G volumes, driven by its key customers’ deployment of these transceivers in AI infrastructure. Eoptolink’s strong performance was driven by surging demand for high-speed optical transceivers in AI data centers and cloud infrastructure.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
China Growth Fund Class R6	24.21%	-8.81%
MSCI China All Shares Index (net)	28.94%	-0.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 2,078,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 2,078
Number of portfolio holdings	48
Net advisory fees paid (in $000s)	$ 0
Portfolio turnover rate	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	14.4%
Alibaba Group Holding Ltd.	10.3%
Contemporary Amperex Technology Co. Ltd.	3.4%
Zhongji Innolight Co. Ltd.	3.4%
Eoptolink Technology Inc., Ltd.	3.1%
NetEase, Inc.	3.1%
Zijin Mining Group Company Limited	2.6%
Foxconn Industrial Internet Co. Ltd.	2.4%
Trip.com Group Ltd.	2.4%
China Merchants Bank Co. Ltd.	2.3%
Sector Allocation
Geographic Diversification

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings Ltd.	14.4%
Alibaba Group Holding Ltd.	10.3%
Contemporary Amperex Technology Co. Ltd.	3.4%
Zhongji Innolight Co. Ltd.	3.4%
Eoptolink Technology Inc., Ltd.	3.1%
NetEase, Inc.	3.1%
Zijin Mining Group Company Limited	2.6%
Foxconn Industrial Internet Co. Ltd.	2.4%
Trip.com Group Ltd.	2.4%
China Merchants Bank Co. Ltd.	2.3%

William Blair Emerging Markets Debt Fund - Class I
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsDebt Fund
Class Name	Class I
Trading Symbol	WEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class I (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class I	$ 76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.09% (net of fees) for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 14.30% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned 8.17%.
Positive contributions came from all three “beta buckets” (or risk categories), particularly the high-beta (higher-risk) bucket. Both security selection and country allocation contributed positively to performance over the year.
Higher-Risk Countries
In
Venezuela
, our overweight position in Venezuela outperformed, as the market became more optimistic about regime change. The U.S. has applied military pressure in the region, which may slightly increase the probability of regime change in Venezuela; this would be a net positive for the bonds.

Behavior of the bonds was volatile towards the end of 2025. Our view is that a comprehensive restructuring of the country’s economy still remains many years away.
In
Lebanon
, our overweight position outperformed as bonds rallied on the appointment of a new prime minister and central bank governor. In addition, potential de-escalation of regional conflict further supported Lebanese bonds. The market anticipates an International Monetary Fund (IMF) agreement, which we believe could break the reform deadlock and enable the stalled debt restructuring to finally move forward.
In
Kenya
, we moved to an underweight position while the market continues to trade strongly. More friendly credit market conditions continue to attract new issuance, and Kenya was the latest high-yield issuer to return to the market with two new tranches with a 7- and 12-year maturity, respectively. Both were amortizing structures and were well received by the market.
In
Bolivia
, our underweight position detracted from performance, as a positive electoral outcome and support from multilaterals has reduced the probability of default in the near term. Significant structural reforms are needed for debt and macroeconomic stability, but the outlook for reforms has improved markedly.
Medium-Risk Countries
In
Mexico
, our overweight position in Pemex drove outperformance, as did our overweight position in the front end and long end of the Mexico sovereign curve. Both country selection and security selection contributed to performance.
In
Turkey
, our position in the local short-dated bond generated outperformance. Turkey still enjoys very high returns, a strong economic reform story, and limited depreciation of the currency. The central bank has once again started to ease monetary policy as inflation, albeit still high, has fallen significantly in recent months.
In
Trinidad and Tobago
, our overweight position detracted from performance, as it lagged peers. Concerns about Trinidad's relationship with Venezuela weighed on the outlook for some of the natural gas projects, which hurt sentiment.
We participated in
Kyrgyzstan
’s inaugural new issue at the end of May, which was well received by the market. Although it currently trades above the offer price, it has not been able to deliver a strong rally like the wider market, predominantly due to the shorter duration of the bond.
Lower-Risk Countries
In
China
, our underweight spread duration for sovereigns and quasi-sovereigns added to our outperformance. Spreads in China underperformed, primarily due to its tight valuations. Furthermore, the Chinese corporate credits we held were mostly flat performing in the fourth quarter of 2025 due to stagnant pricing.
In
Saudi Arabia
, our underweight position continued to contribute positively to performance in the fourth quarter of 2025. Investment-grade spreads remain at historically tight levels, offering limited upside, while issuance in the Saudi market has been abundant, adding supply pressure. Although non-oil growth remains robust and fiscal buffers are strong, valuations do not compensate for geopolitical risks and oil price volatility, reinforcing our cautious stance.
In
India
, we maintained an underweight position in sovereign risk due to tight valuations, while selectively holding corporate bonds that offer attractive valuations and positive credit trajectories. Although this positioning did not detract from absolute returns, the strong performance delivered by the broader EMD peer group meant that our net overweight exposure to India ultimately detracted from relative performance.
In
Jamaica
, our overweight position underperformed, as 2025 was a year characterized by high beta outperformance. Despite Hurricane Melissa making landfall on Jamaica, bond prices remained relatively resilient given the strong initial conditions, and deleveraging of the economy that had occurred over the last decade.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets Debt Fund Class I	16.09%	3.58%
Bloomberg Global Aggregate Index	8.17%	-1.82%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index	14.30%	2.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 72,998,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 114,000
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 72,998
Number of portfolio holdings	248
Net advisory fees paid (in $000s)	$ 114
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation
of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes only.
Top Ten Holdings
Argentina Government International Bond	3.6%
Egypt Government International Bond	2.9%
Dominican Republic International Bond	2.5%
Romania Government International Bond	2.3%
Hungary Government International Bond	2.2%
Sri Lanka Government International Bond	2.0%
Ecuador Government International Bond	2.0%
Petroleos Mexicanos	2.0%
Oman Government International Bond	1.9%
Paraguay Government International Bond	1.9%
Geographic Diversification
Credit Quality

Largest Holdings [Text Block]
Top Ten Holdings
Argentina Government International Bond	3.6%
Egypt Government International Bond	2.9%
Dominican Republic International Bond	2.5%
Romania Government International Bond	2.3%
Hungary Government International Bond	2.2%
Sri Lanka Government International Bond	2.0%
Ecuador Government International Bond	2.0%
Petroleos Mexicanos	2.0%
Oman Government International Bond	1.9%
Paraguay Government International Bond	1.9%

William Blair Emerging Markets Debt Fund - Class R6
Shareholder Report [Line Items]
Fund Name	William Blair Emerging MarketsDebt Fund
Class Name	Class R6
Trading Symbol	WEDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about William Blair Emerging Markets Debt Fund Class R6 (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://im.williamblair.com/investments/mutual-funds . You can also request this information by contacting us at 1-800-742-7272 .
Additional Information Phone Number	1-800-742-7272
Additional Information Website	https://im.williamblair.com/investments/mutual-funds
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Cost of $10,000 Investment as a percentage
Emerging Markets Debt Fund Class R6	$ 70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 16.16% (net of fees) for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (the "Index"), which returned 14.30% and outperformed the Bloomberg Global Aggregate Index, a broad measure of market performance, which returned 8.17%.
Positive contributions came from all three “beta buckets” (or risk categories), particularly the high-beta (higher-risk) bucket. Both security selection and country allocation contributed positively to performance over the year.
Higher-Risk Countries
In
Venezuela
, our overweight position in Venezuela outperformed, as the market became more optimistic about regime change. The U.S. has applied military pressure in the region, which may slightly increase the probability of regime change in Venezuela; this would be a net positive for the bonds.

Behavior of the bonds was volatile towards the end of 2025. Our view is that a comprehensive restructuring of the country’s economy still remains many years away.
In
Lebanon
, our overweight position outperformed as bonds rallied on the appointment of a new prime minister and central bank governor. In addition, potential de-escalation of regional conflict further supported Lebanese bonds. The market anticipates an International Monetary Fund (IMF) agreement, which we believe could break the reform deadlock and enable the stalled debt restructuring to finally move forward.
In
Kenya
, we moved to an underweight position while the market continues to trade strongly. More friendly credit market conditions continue to attract new issuance, and Kenya was the latest high-yield issuer to return to the market with two new tranches with a 7- and 12-year maturity, respectively. Both were amortizing structures and were well received by the market.
In
Bolivia
, our underweight position detracted from performance, as a positive electoral outcome and support from multilaterals has reduced the probability of default in the near term. Significant structural reforms are needed for debt and macroeconomic stability, but the outlook for reforms has improved markedly.
Medium-Risk Countries
In
Mexico
, our overweight position in Pemex drove outperformance, as did our overweight position in the front end and long end of the Mexico sovereign curve. Both country selection and security selection contributed to performance.
In
Turkey
, our position in the local short-dated bond generated outperformance. Turkey still enjoys very high returns, a strong economic reform story, and limited depreciation of the currency. The central bank has once again started to ease monetary policy as inflation, albeit still high, has fallen significantly in recent months.
In
Trinidad and Tobago
, our overweight position detracted from performance, as it lagged peers. Concerns about Trinidad's relationship with Venezuela weighed on the outlook for some of the natural gas projects, which hurt sentiment.
We participated in
Kyrgyzstan
’s inaugural new issue at the end of May, which was well received by the market. Although it currently trades above the offer price, it has not been able to deliver a strong rally like the wider market, predominantly due to the shorter duration of the bond.
Lower-Risk Countries
In
China
, our underweight spread duration for sovereigns and quasi-sovereigns added to our outperformance. Spreads in China underperformed, primarily due to its tight valuations. Furthermore, the Chinese corporate credits we held were mostly flat performing in the fourth quarter of 2025 due to stagnant pricing.
In
Saudi Arabia
, our underweight position continued to contribute positively to performance in the fourth quarter of 2025. Investment-grade spreads remain at historically tight levels, offering limited upside, while issuance in the Saudi market has been abundant, adding supply pressure. Although non-oil growth remains robust and fiscal buffers are strong, valuations do not compensate for geopolitical risks and oil price volatility, reinforcing our cautious stance.
In
India
, we maintained an underweight position in sovereign risk due to tight valuations, while selectively holding corporate bonds that offer attractive valuations and positive credit trajectories. Although this positioning did not detract from absolute returns, the strong performance delivered by the broader EMD peer group meant that our net overweight exposure to India ultimately detracted from relative performance.
In
Jamaica
, our overweight position underperformed, as 2025 was a year characterized by high beta outperformance. Despite Hurricane Melissa making landfall on Jamaica, bond prices remained relatively resilient given the strong initial conditions, and deleveraging of the economy that had occurred over the last decade.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Inception
Emerging Markets Debt Fund Class R6	16.16%	3.64%
Bloomberg Global Aggregate Index	8.17%	-1.82%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index	14.30%	2.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://im.williamblair.com/investments/mutual-funds#performance-tab for the most recent performance information.
Net Assets	$ 72,998,000
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 114,000
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets (in $000s)	$ 72,998
Number of portfolio holdings	248
Net advisory fees paid (in $000s)	$ 114
Portfolio turnover rate	120%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Credit quality designations range from AAA (highest) to D (lowest). Credit quality ratings on underlying securities are received from S&P and Moody’s which are converted to the equivalent S&P major rating category for presentation purposes only.
Top Ten Holdings
Argentina Government International Bond	3.6%
Egypt Government International Bond	2.9%
Dominican Republic International Bond	2.5%
Romania Government International Bond	2.3%
Hungary Government International Bond	2.2%
Sri Lanka Government International Bond	2.0%
Ecuador Government International Bond	2.0%
Petroleos Mexicanos	2.0%
Oman Government International Bond	1.9%
Paraguay Government International Bond	1.9%
Geographic Diversification
Credit Quality

Largest Holdings [Text Block]
Top Ten Holdings
Argentina Government International Bond	3.6%
Egypt Government International Bond	2.9%
Dominican Republic International Bond	2.5%
Romania Government International Bond	2.3%
Hungary Government International Bond	2.2%
Sri Lanka Government International Bond	2.0%
Ecuador Government International Bond	2.0%
Petroleos Mexicanos	2.0%
Oman Government International Bond	1.9%
Paraguay Government International Bond	1.9%